UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%

Semi-Annual Report
March 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	1.1
Microsoft Corp.	1.1
iShares MSCI USA Minimum Volatility ETF	0.8
VanEck Vectors Gold Miners ETF	0.5
Alphabet, Inc. Class A	0.5
iShares 20+ Year Treasury Bond ETF	0.5
Amazon.com, Inc.	0.4
Exxon Mobil Corp.	0.3
Taiwan Semiconductor Manufacturing Co. Ltd.	0.3
Meta Platforms, Inc. Class A	0.2
5.7

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	21.4
Fannie Mae	2.9
Freddie Mac	2.9
Ginnie Mae	1.8
Uniform Mortgage Backed Securities	1.1
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Petroleos Mexicanos	0.5
32.9

Market Sectors (% of Fund's net assets)

Financials	30.6
Information Technology	5.8
Health Care	4.1
Consumer Discretionary	3.9
Industrials	3.9
Communication Services	3.2
Energy	3.0
Consumer Staples	2.7
Real Estate	2.1
Utilities	1.4
Materials	1.1
Financial Services	0.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.8%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 15.9% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 24.9%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	458,026	44,300,241
Fidelity Emerging Markets Equity Central Fund (a)	842,617	162,304,806
Fidelity Hedged Equity Central Fund (a)	166,378	16,824,192
Fidelity International Equity Central Fund (a)	3,613,885	330,815,058
Fidelity Real Estate Equity Central Fund (a)	212,068	25,556,359
Fidelity U.S. Equity Central Fund (a)	7,416,572	829,988,539
TOTAL EQUITY CENTRAL FUNDS (Cost $907,126,610)		1,409,789,195

Fixed-Income Central Funds - 53.9%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	1,327,459	10,048,865
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	492,927	43,914,844
Fidelity Floating Rate Central Fund (a)	1,386,652	133,506,894
Fidelity High Income Central Fund (a)	439,580	44,995,360
TOTAL HIGH YIELD FIXED-INCOME FUNDS		232,465,963
Investment Grade Fixed-Income Funds - 49.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	775,562	70,126,275
Fidelity International Credit Central Fund (a)	529,062	41,134,561
Fidelity Investment Grade Bond Central Fund (a)	27,291,920	2,701,900,034
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,813,160,870
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,179,563,735)		3,045,626,833

Money Market Central Funds - 19.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b)	40,103,772	40,111,793
Fidelity Money Market Central Fund 4.99% (b)	1,037,899,228	1,037,795,438
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,077,993,876)		1,077,907,231

U.S. Treasury Obligations - 0.4%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.41% to 4.93% 4/6/23 to 6/8/23 (d) (Cost $25,069,178)	25,270,000	25,085,670

Investment Companies - 1.8%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	271,757	28,906,792
iShares MSCI USA Minimum Volatility ETF	585,090	42,559,449
VanEck Vectors Gold Miners ETF	912,872	29,531,409
TOTAL INVESTMENT COMPANIES (Cost $101,948,735)		100,997,650

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,291,702,134)	5,659,406,579
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,725,813)
NET ASSETS - 100.0%	5,654,680,766

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	271	Jun 2023	28,407,575	1,196,691	1,196,691
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	133	Jun 2023	6,620,075	237,519	237,519

TOTAL EQUITY INDEX CONTRACTS					1,434,210

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	396	Jun 2023	43,365,094	918,048	918,048

TOTAL PURCHASED					2,352,258

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,964	Jun 2023	406,327,050	(23,831,136)	(23,831,136)

TOTAL FUTURES CONTRACTS					(21,478,878)
The notional amount of futures purchased as a percentage of Net Assets is 1.4%
The notional amount of futures sold as a percentage of Net Assets is 7.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $464,216,537.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,085,670.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	59,228,042	431,818,444	450,934,693	1,044,769	-	-	40,111,793	0.1%
Fidelity Commodity Strategy Central Fund	106,709,912	5,117,043	64,817,838	1,128,701	(18,270,914)	15,562,038	44,300,241	9.5%
Fidelity Emerging Markets Debt Central Fund	10,372,630	1,743,111	2,677,515	330,632	(503,765)	1,114,404	10,048,865	0.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	11,242,314	30,501,877	-	34,580	-	2,170,653	43,914,844	15.9%
Fidelity Emerging Markets Equity Central Fund	117,545,795	88,882,049	54,983,444	1,288,774	(29,571,807)	40,432,213	162,304,806	7.1%
Fidelity Floating Rate Central Fund	159,044,039	13,739,553	42,962,701	6,585,647	(1,278,683)	4,964,686	133,506,894	7.1%
Fidelity Hedged Equity Central Fund	-	16,637,624	-	9,146	-	186,568	16,824,192	15.8%
Fidelity High Income Central Fund	42,203,666	3,977,794	3,119,820	1,743,673	374,230	1,559,490	44,995,360	2.7%
Fidelity Inflation-Protected Bond Index Central Fund	68,571,060	10,706,870	4,875,410	7,431,676	(183,472)	(4,092,773)	70,126,275	11.2%
Fidelity International Credit Central Fund	51,773,273	4,054,459	13,203,923	2,375,780	(3,953,779)	2,464,531	41,134,561	11.6%
Fidelity International Equity Central Fund	172,519,871	152,850,141	43,657,484	1,300,207	(6,261,420)	55,363,950	330,815,058	6.8%
Fidelity Investment Grade Bond Central Fund	2,397,843,318	392,112,716	172,191,459	46,160,141	(4,527,317)	88,662,776	2,701,900,034	7.4%
Fidelity Money Market Central Fund 0.45%	1,111,446,680	74,131,344	147,785,167	23,541,899	(6,952)	9,533	1,037,795,438	81.2%
Fidelity Real Estate Equity Central Fund	36,620,079	2,316,319	16,627,346	498,096	(916,328)	4,163,635	25,556,359	2.7%
Fidelity Securities Lending Cash Central Fund 4.87%	-	178,375,444	178,375,444	1,591	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	858,863,446	53,757,114	196,859,553	18,308,522	(8,118,236)	122,345,768	829,988,539	5.3%
Total	5,203,984,125	1,460,721,902	1,393,071,797	111,783,834	(73,218,443)	334,907,472	5,533,323,259

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	1,409,789,195	1,409,789,195	-	-

Fixed-Income Central Funds	3,045,626,833	3,045,626,833	-	-

Money Market Central Funds	1,077,907,231	1,077,907,231	-	-

Other Short-Term Investments and Net Other Assets	25,085,670	-	25,085,670	-

Investment Companies	100,997,650	100,997,650	-	-
Total Investments in Securities:	5,659,406,579	5,634,320,909	25,085,670	-
Derivative Instruments:

Assets
Futures Contracts	2,352,258	2,352,258	-	-
Total Assets	2,352,258	2,352,258	-	-

Liabilities
Futures Contracts	(23,831,136)	(23,831,136)	-	-
Total Liabilities	(23,831,136)	(23,831,136)	-	-
Total Derivative Instruments:	(21,478,878)	(21,478,878)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,434,210	(23,831,136)
Total Equity Risk	1,434,210	(23,831,136)
Interest Rate Risk
Futures Contracts (a)	918,048	0
Total Interest Rate Risk	918,048	0
Total Value of Derivatives	2,352,258	(23,831,136)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 20%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $127,017,913)	$126,083,320
Fidelity Central Funds (cost $5,164,684,221)	5,533,323,259

Total Investment in Securities (cost $5,291,702,134)		$5,659,406,579
Receivable for investments sold		5,997,111
Receivable for fund shares sold		616,848
Distributions receivable from Fidelity Central Funds		150,179
Prepaid expenses		2,932
Total assets		5,666,173,649
Liabilities
Payable for investments purchased	$9,638
Payable for fund shares redeemed	3,600,647
Accrued management fee	1,865,538
Distribution and service plan fees payable	39,160
Payable for daily variation margin on futures contracts	5,478,051
Other affiliated payables	453,830
Other payables and accrued expenses	46,019
Total Liabilities		11,492,883
Net Assets		$5,654,680,766
Net Assets consist of:
Paid in capital		$5,650,634,982
Total accumulated earnings (loss)		4,045,784
Net Assets		$5,654,680,766

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($57,587,431 ÷ 4,410,613 shares) (a)		$13.06
Maximum offering price per share (100/94.25 of $13.06)		$13.86
Class M :
Net Asset Value and redemption price per share ($28,906,503 ÷ 2,220,006 shares) (a)		$13.02
Maximum offering price per share (100/96.50 of $13.02)		$13.49
Class C :
Net Asset Value and offering price per share ($19,105,755 ÷ 1,479,438 shares) (a)		$12.91
Asset Manager 20% :
Net Asset Value , offering price and redemption price per share ($3,659,501,310 ÷ 279,754,253 shares)		$13.08
Class I :
Net Asset Value , offering price and redemption price per share ($29,118,076 ÷ 2,225,615 shares)		$13.08
Class Z :
Net Asset Value , offering price and redemption price per share ($1,860,461,691 ÷ 142,294,169 shares)		$13.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$1,318,090
Interest		420,526
Income from Fidelity Central Funds (including $1,591 from security lending)		96,899,114
Total Income		98,637,730
Expenses
Management fee	$11,127,725
Transfer agent fees	2,095,782
Distribution and service plan fees	236,864
Accounting fees	598,092
Custodian fees and expenses	19,240
Independent trustees' fees and expenses	11,280
Registration fees	68,744
Audit	24,740
Legal	10,166
Miscellaneous	13,858
Total expenses before reductions	14,206,491
Expense reductions	(57,653)
Total expenses after reductions		14,148,838
Net Investment income (loss)		84,488,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(25,064,170)
Fidelity Central Funds	(73,218,443)
Futures contracts	19,015,594
Capital gain distributions from Fidelity Central Funds	14,590,285
Total net realized gain (loss)		(64,676,734)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	29,347,321
Fidelity Central Funds	334,907,472
Futures contracts	(58,695,115)
Total change in net unrealized appreciation (depreciation)		305,559,678
Net gain (loss)		240,882,944
Net increase (decrease) in net assets resulting from operations		$325,371,836
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,488,892	$120,665,591
Net realized gain (loss)	(64,676,734)	141,315,034
Change in net unrealized appreciation (depreciation)	305,559,678	(1,018,435,410)
Net increase (decrease) in net assets resulting from operations	325,371,836	(756,454,785)
Distributions to shareholders	(214,481,973)	(122,000,836)
Share transactions - net increase (decrease)	110,539,404	(49,428,139)
Total increase (decrease) in net assets	221,429,267	(927,883,760)

Net Assets
Beginning of period	5,433,251,499	6,361,135,259
End of period	$5,654,680,766	$5,433,251,499

Financial Highlights
Fidelity Advisor Asset Manager® 20% Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.81	$14.74	$14.00	$13.51	$13.40	$13.55
Income from Investment Operations
Net investment income (loss) A,B	.18	.23	.14	.18	.26	.20
Net realized and unrealized gain (loss)	.55	(1.93)	.82	.62	.36	.11
Total from investment operations	.73	(1.70)	.96	.80	.62	.31
Distributions from net investment income	(.22)	(.19)	(.11)	(.19)	(.26)	(.19)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.48)	(.23) C	(.22) C	(.31) C	(.51) C	(.46)
Net asset value, end of period	$13.06	$12.81	$14.74	$14.00	$13.51	$13.40
Total Return D,E,F	5.83%	(11.71)%	6.91%	6.04%	4.85%	2.36%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82% I	.81%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81% I	.81%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.81% I	.81%	.81%	.82%	.83%	.84%
Net investment income (loss)	2.72% I	1.61%	.97%	1.34%	1.97%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$57,587	$56,979	$62,957	$50,633	$45,153	$39,089
Portfolio turnover rate J	36% I	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$14.70	$13.97	$13.48	$13.37	$13.52
Income from Investment Operations
Net investment income (loss) A,B	.16	.19	.10	.15	.23	.16
Net realized and unrealized gain (loss)	.55	(1.92)	.82	.62	.35	.12
Total from investment operations	.71	(1.73)	.92	.77	.58	.28
Distributions from net investment income	(.21)	(.16)	(.07)	(.15)	(.23)	(.16)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.46) C	(.20) C	(.19)	(.28)	(.47)	(.43)
Net asset value, end of period	$13.02	$12.77	$14.70	$13.97	$13.48	$13.37
Total Return D,E,F	5.71%	(11.94)%	6.60%	5.79%	4.58%	2.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I	1.06%	1.07%	1.08%	1.08%	1.10%
Expenses net of fee waivers, if any	1.06% I	1.06%	1.07%	1.07%	1.08%	1.10%
Expenses net of all reductions	1.06% I	1.06%	1.07%	1.07%	1.08%	1.10%
Net investment income (loss)	2.47% I	1.36%	.72%	1.09%	1.72%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$28,907	$27,193	$31,762	$27,366	$25,696	$22,133
Portfolio turnover rate J	36% I	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$14.61	$13.91	$13.43	$13.32	$13.47
Income from Investment Operations
Net investment income (loss) A,B	.13	.12	.03	.08	.16	.10
Net realized and unrealized gain (loss)	.54	(1.92)	.82	.61	.36	.11
Total from investment operations	.67	(1.80)	.85	.69	.52	.21
Distributions from net investment income	(.17)	(.11)	(.03)	(.09)	(.16)	(.09)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.43)	(.14)	(.15)	(.21) C	(.41) C	(.36)
Net asset value, end of period	$12.91	$12.67	$14.61	$13.91	$13.43	$13.32
Total Return D,E,F	5.41%	(12.41)%	6.10%	5.22%	4.06%	1.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.57% I	1.57%	1.57%	1.58%	1.59%	1.59%
Expenses net of fee waivers, if any	1.57% I	1.57%	1.57%	1.58%	1.59%	1.59%
Expenses net of all reductions	1.57% I	1.57%	1.57%	1.58%	1.59%	1.59%
Net investment income (loss)	1.96% I	.85%	.22%	.59%	1.21%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$19,106	$19,557	$25,804	$24,940	$21,588	$26,000
Portfolio turnover rate J	36% I	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 20%

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$14.76	$14.02	$13.54	$13.42	$13.57
Income from Investment Operations
Net investment income (loss) A,B	.20	.27	.19	.23	.30	.24
Net realized and unrealized gain (loss)	.55	(1.93)	.82	.61	.37	.12
Total from investment operations	.75	(1.66)	1.01	.84	.67	.36
Distributions from net investment income	(.24)	(.24)	(.15)	(.23)	(.31)	(.24)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.50)	(.27)	(.27)	(.36)	(.55)	(.51)
Net asset value, end of period	$13.08	$12.83	$14.76	$14.02	$13.54	$13.42
Total Return C,D	5.98%	(11.41)%	7.24%	6.29%	5.24%	2.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.50%	.50%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.51% G	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.51% G	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	3.02% G	1.92%	1.29%	1.66%	2.29%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,659,501	$3,734,894	$4,723,410	$5,377,374	$4,990,188	$4,819,671
Portfolio turnover rate H	36% G	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$14.76	$14.02	$13.53	$13.41	$13.57
Income from Investment Operations
Net investment income (loss) A,B	.19	.26	.18	.22	.30	.24
Net realized and unrealized gain (loss)	.56	(1.93)	.82	.61	.36	.10
Total from investment operations	.75	(1.67)	1.00	.83	.66	.34
Distributions from net investment income	(.24)	(.23)	(.14)	(.22)	(.30)	(.23)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.50)	(.26)	(.26)	(.34) C	(.54)	(.50)
Net asset value, end of period	$13.08	$12.83	$14.76	$14.02	$13.53	$13.41
Total Return D,E	5.94%	(11.46)%	7.17%	6.27%	5.18%	2.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.55%	.55%	.58%	.56%	.55%
Expenses net of fee waivers, if any	.55% H	.55%	.55%	.57%	.56%	.55%
Expenses net of all reductions	.55% H	.55%	.55%	.57%	.56%	.55%
Net investment income (loss)	2.98% H	1.87%	1.24%	1.59%	2.24%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$29,118	$28,182	$31,374	$32,445	$25,577	$48,713
Portfolio turnover rate I	36% H	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class Z

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$14.76	$14.02	$13.53	$13.41
Income from Investment Operations
Net investment income (loss) B,C	.20	.27	.19	.23	.30
Net realized and unrealized gain (loss)	.55	(1.93)	.82	.62	.37
Total from investment operations	.75	(1.66)	1.01	.85	.67
Distributions from net investment income	(.24)	(.24)	(.16)	(.24)	(.31)
Distributions from net realized gain	(.26)	(.03)	(.12)	(.13)	(.24)
Total distributions	(.50)	(.28) D	(.27) D	(.36) D	(.55)
Net asset value, end of period	$13.07	$12.82	$14.76	$14.02	$13.53
Total Return E,F	6.00%	(11.45)%	7.27%	6.41%	5.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.47%	.47%	.48%	.48% I
Expenses net of fee waivers, if any	.47% I	.47%	.47%	.48%	.48% I
Expenses net of all reductions	.47% I	.47%	.47%	.48%	.48% I
Net investment income (loss)	3.06% I	1.95%	1.31%	1.69%	2.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,860,462	$1,566,447	$1,485,829	$18,177	$14,613
Portfolio turnover rate J	36% I	22%	25%	25%	41%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 30%
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	1.6
Microsoft Corp.	1.5
iShares MSCI USA Minimum Volatility ETF	0.8
Alphabet, Inc. Class A	0.8
Amazon.com, Inc.	0.6
VanEck Vectors Gold Miners ETF	0.5
iShares 20+ Year Treasury Bond ETF	0.5
Exxon Mobil Corp.	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	0.4
Meta Platforms, Inc. Class A	0.3
7.4

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	21.4
Fannie Mae	2.9
Freddie Mac	2.9
Ginnie Mae	1.6
Uniform Mortgage Backed Securities	1.0
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Petroleos Mexicanos	0.5
32.6

Market Sectors (% of Fund's net assets)

Financials	21.8
Information Technology	8.2
Health Care	5.4
Consumer Discretionary	4.9
Industrials	4.7
Communication Services	3.8
Consumer Staples	3.3
Energy	3.1
Real Estate	2.3
Materials	1.4
Utilities	1.2
Financial Services	0.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 0.8%.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 20.6% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 35.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	175,708	16,994,473
Fidelity Emerging Markets Equity Central Fund (a)	460,835	88,765,960
Fidelity Hedged Equity Central Fund (a)	64,451	6,517,311
Fidelity International Equity Central Fund (a)	2,178,083	199,381,685
Fidelity Real Estate Equity Central Fund (a)	77,211	9,304,731
Fidelity U.S. Equity Central Fund (a)	4,034,928	451,548,739
TOTAL EQUITY CENTRAL FUNDS (Cost $562,501,236)		772,512,899

Fixed-Income Central Funds - 53.3%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	454,752	3,442,474
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	191,317	17,044,412
Fidelity Floating Rate Central Fund (a)	536,721	51,675,499
Fidelity High Income Central Fund (a)	173,733	17,783,262
TOTAL HIGH YIELD FIXED-INCOME FUNDS		89,945,647
Investment Grade Fixed-Income Funds - 49.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	363,397	32,858,361
Fidelity International Credit Central Fund (a)	201,897	15,697,470
Fidelity Investment Grade Bond Central Fund (a)	10,350,176	1,024,667,403
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,073,223,234
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,265,175,329)		1,163,168,881

Money Market Central Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b)	25,317,995	25,323,058
Fidelity Money Market Central Fund 4.99% (b)	172,928,911	172,911,618
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $198,247,337)		198,234,676

U.S. Treasury Obligations - 0.5%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.41% to 4.93% 4/6/23 to 6/8/23 (d) (Cost $10,606,611)	10,690,000	10,613,609

Investment Companies - 1.8%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	105,633	11,236,182
iShares MSCI USA Minimum Volatility ETF	225,830	16,426,874
VanEck Vectors Gold Miners ETF	352,227	11,394,543
TOTAL INVESTMENT COMPANIES (Cost $39,611,831)		39,057,599

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,076,142,344)	2,183,587,664
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,918,310)
NET ASSETS - 100.0%	2,181,669,354

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	75	Jun 2023	7,861,875	330,743	330,743
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	113	Jun 2023	5,624,575	201,762	201,762

TOTAL EQUITY INDEX CONTRACTS					532,505

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	152	Jun 2023	16,645,188	352,382	352,382

TOTAL PURCHASED					884,887

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	757	Jun 2023	156,613,838	(9,185,423)	(9,185,423)

TOTAL FUTURES CONTRACTS					(8,300,536)
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 7.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $185,149,632.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,613,609.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	26,304,484	176,168,884	177,150,310	473,926	-	-	25,323,058	0.1%
Fidelity Commodity Strategy Central Fund	43,032,802	926,633	25,921,980	454,748	(7,064,065)	6,021,083	16,994,473	3.7%
Fidelity Emerging Markets Debt Central Fund	4,177,203	256,655	1,233,982	123,796	(231,220)	473,818	3,442,474	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	5,164,720	10,949,900	-	14,535	-	929,792	17,044,412	6.2%
Fidelity Emerging Markets Equity Central Fund	71,327,680	27,554,359	18,695,503	973,284	(7,030,128)	15,609,552	88,765,960	3.9%
Fidelity Floating Rate Central Fund	64,573,399	3,337,308	17,694,512	2,603,607	(598,504)	2,057,808	51,675,499	2.8%
Fidelity Hedged Equity Central Fund	-	6,445,039	-	3,543	-	72,272	6,517,311	6.1%
Fidelity High Income Central Fund	17,488,385	1,011,544	1,507,241	706,984	138,641	651,933	17,783,262	1.1%
Fidelity Inflation-Protected Bond Index Central Fund	33,761,713	4,019,005	2,786,326	3,638,062	(131,366)	(2,004,665)	32,858,361	5.2%
Fidelity International Credit Central Fund	20,783,361	1,024,460	5,522,054	827,393	(1,552,998)	964,701	15,697,470	4.4%
Fidelity International Equity Central Fund	121,113,145	66,952,631	23,366,445	924,935	(4,074,326)	38,756,680	199,381,685	4.1%
Fidelity Investment Grade Bond Central Fund	958,225,809	118,430,583	84,549,533	18,086,705	(5,610,649)	38,171,193	1,024,667,403	2.8%
Fidelity Money Market Central Fund 0.45%	198,931,024	6,240,238	32,260,994	4,037,534	(1,652)	3,002	172,911,618	13.5%
Fidelity Real Estate Equity Central Fund	14,434,007	382,569	6,746,905	195,466	33,025	1,202,035	9,304,731	1.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	103,743,603	103,743,603	1,679	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	493,161,621	14,657,742	118,620,513	9,948,796	(4,197,703)	66,547,592	451,548,739	2.9%
Total	2,072,479,353	542,101,153	619,799,901	43,014,993	(30,320,945)	169,456,796	2,133,916,456

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	772,512,899	772,512,899	-	-

Fixed-Income Central Funds	1,163,168,881	1,163,168,881	-	-

Money Market Central Funds	198,234,676	198,234,676	-	-

Other Short-Term Investments and Net Other Assets	10,613,609	-	10,613,609	-

Investment Companies	39,057,599	39,057,599	-	-
Total Investments in Securities:	2,183,587,664	2,172,974,055	10,613,609	-
Derivative Instruments:

Assets
Futures Contracts	884,887	884,887	-	-
Total Assets	884,887	884,887	-	-

Liabilities
Futures Contracts	(9,185,423)	(9,185,423)	-	-
Total Liabilities	(9,185,423)	(9,185,423)	-	-
Total Derivative Instruments:	(8,300,536)	(8,300,536)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	532,505	(9,185,423)
Total Equity Risk	532,505	(9,185,423)
Interest Rate Risk
Futures Contracts (a)	352,382	0
Total Interest Rate Risk	352,382	0
Total Value of Derivatives	884,887	(9,185,423)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 30%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $50,218,442)	$49,671,208
Fidelity Central Funds (cost $2,025,923,902)	2,133,916,456

Total Investment in Securities (cost $2,076,142,344)		$2,183,587,664
Receivable for investments sold		2,456,266
Receivable for fund shares sold		301,804
Distributions receivable from Fidelity Central Funds		89,302
Prepaid expenses		1,203
Total assets		2,186,436,239
Liabilities
Payable for investments purchased	$10,340
Payable for fund shares redeemed	1,621,740
Accrued management fee	715,760
Distribution and service plan fees payable	43,914
Payable for daily variation margin on futures contracts	2,131,960
Other affiliated payables	204,382
Other payables and accrued expenses	38,789
Total Liabilities		4,766,885
Net Assets		$2,181,669,354
Net Assets consist of:
Paid in capital		$2,178,807,282
Total accumulated earnings (loss)		2,862,072
Net Assets		$2,181,669,354

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($72,725,963 ÷ 6,522,824 shares) (a)		$11.15
Maximum offering price per share (100/94.25 of $11.15)		$11.83
Class M :
Net Asset Value and redemption price per share ($22,743,003 ÷ 2,044,762 shares) (a)		$11.12
Maximum offering price per share (100/96.50 of $11.12)		$11.52
Class C :
Net Asset Value and offering price per share ($23,611,246 ÷ 2,144,651 shares) (a)		$11.01
Asset Manager 30% :
Net Asset Value , offering price and redemption price per share ($1,586,546,852 ÷ 142,375,428 shares)		$11.14
Class I :
Net Asset Value , offering price and redemption price per share ($27,024,753 ÷ 2,424,609 shares)		$11.15
Class Z :
Net Asset Value , offering price and redemption price per share ($449,017,537 ÷ 40,300,467 shares)		$11.14
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$570,866
Interest		186,727
Income from Fidelity Central Funds (including $1,679 from security lending)		35,188,624
Total Income		35,946,217
Expenses
Management fee	$4,373,906
Transfer agent fees	873,221
Distribution and service plan fees	267,870
Accounting fees	359,162
Custodian fees and expenses	17,608
Independent trustees' fees and expenses	4,515
Registration fees	46,013
Audit	20,336
Legal	4,098
Miscellaneous	5,594
Total expenses before reductions	5,972,323
Expense reductions	(23,268)
Total expenses after reductions		5,949,055
Net Investment income (loss)		29,997,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,712,234)
Fidelity Central Funds	(30,320,945)
Futures contracts	8,774,780
Capital gain distributions from Fidelity Central Funds	7,826,369
Total net realized gain (loss)		(26,432,030)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	15,034,633
Fidelity Central Funds	169,456,796
Futures contracts	(25,416,874)
Total change in net unrealized appreciation (depreciation)		159,074,555
Net gain (loss)		132,642,525
Net increase (decrease) in net assets resulting from operations		$162,639,687
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,997,162	$52,128,543
Net realized gain (loss)	(26,432,030)	71,770,963
Change in net unrealized appreciation (depreciation)	159,074,555	(500,477,751)
Net increase (decrease) in net assets resulting from operations	162,639,687	(376,578,245)
Distributions to shareholders	(90,968,670)	(58,123,685)
Share transactions - net increase (decrease)	(63,356,663)	(274,428,795)
Total increase (decrease) in net assets	8,314,354	(709,130,725)

Net Assets
Beginning of period	2,173,355,000	2,882,485,725
End of period	$2,181,669,354	$2,173,355,000

Financial Highlights
Fidelity Advisor Asset Manager® 30% Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.80	$12.77	$11.80	$11.24	$11.15	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.14	.20	.14	.16	.21	.16
Net realized and unrealized gain (loss)	.65	(1.95)	1.03	.71	.27	.21
Total from investment operations	.79	(1.75)	1.17	.87	.48	.37
Distributions from net investment income	(.19)	(.18)	(.09)	(.17)	(.21)	(.15)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.44) C	(.22)	(.20)	(.31)	(.39)	(.33)
Net asset value, end of period	$11.15	$10.80	$12.77	$11.80	$11.24	$11.15
Total Return D,E,F	7.52%	(13.89)%	9.98%	7.83%	4.54%	3.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82% I	.82%	.82%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.82% I	.82%	.82%	.82%	.82%	.84%
Expenses net of all reductions	.82% I	.82%	.82%	.82%	.82%	.84%
Net investment income (loss)	2.46% I	1.66%	1.10%	1.43%	1.91%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$72,726	$71,633	$77,502	$50,625	$36,978	$28,713
Portfolio turnover rate J	29% I	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$12.75	$11.77	$11.22	$11.13	$11.10
Income from Investment Operations
Net investment income (loss) A,B	.12	.17	.11	.13	.18	.13
Net realized and unrealized gain (loss)	.66	(1.95)	1.04	.70	.27	.21
Total from investment operations	.78	(1.78)	1.15	.83	.45	.34
Distributions from net investment income	(.17)	(.15)	(.07)	(.14)	(.18)	(.13)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.43)	(.20) C	(.17) C	(.28)	(.36)	(.31)
Net asset value, end of period	$11.12	$10.77	$12.75	$11.77	$11.22	$11.13
Total Return D,E,F	7.40%	(14.20)%	9.84%	7.49%	4.28%	3.08%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I	1.08%	1.08%	1.08%	1.09%	1.10%
Expenses net of fee waivers, if any	1.07% I	1.08%	1.08%	1.08%	1.09%	1.09%
Expenses net of all reductions	1.07% I	1.08%	1.08%	1.08%	1.09%	1.09%
Net investment income (loss)	2.20% I	1.41%	.84%	1.17%	1.64%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$22,743	$22,364	$26,218	$20,329	$16,252	$14,473
Portfolio turnover rate J	29% I	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$12.64	$11.71	$11.16	$11.07	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.09	.11	.04	.07	.12	.08
Net realized and unrealized gain (loss)	.66	(1.94)	1.03	.70	.28	.20
Total from investment operations	.75	(1.83)	1.07	.77	.40	.28
Distributions from net investment income	(.14)	(.11)	(.03)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.40)	(.15)	(.14)	(.22)	(.31) C	(.25)
Net asset value, end of period	$11.01	$10.66	$12.64	$11.71	$11.16	$11.07
Total Return D,E,F	7.20%	(14.62)%	9.17%	7.00%	3.77%	2.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.58% I	1.58%	1.59%	1.59%	1.60%	1.61%
Expenses net of fee waivers, if any	1.58% I	1.58%	1.59%	1.59%	1.60%	1.61%
Expenses net of all reductions	1.58% I	1.58%	1.59%	1.59%	1.60%	1.61%
Net investment income (loss)	1.69% I	.90%	.33%	.66%	1.13%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$23,611	$24,169	$31,949	$27,496	$24,224	$24,911
Portfolio turnover rate J	29% I	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 30%

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.77	$11.79	$11.24	$11.15	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.15	.24	.18	.20	.24	.20
Net realized and unrealized gain (loss)	.66	(1.96)	1.04	.69	.27	.21
Total from investment operations	.81	(1.72)	1.22	.89	.51	.41
Distributions from net investment income	(.20)	(.22)	(.14)	(.20)	(.24)	(.19)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.46)	(.26)	(.24) C	(.34)	(.42)	(.37)
Net asset value, end of period	$11.14	$10.79	$12.77	$11.79	$11.24	$11.15
Total Return D,E	7.69%	(13.71)%	10.43%	8.05%	4.87%	3.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52% H	.52%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.52% H	.51%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.52% H	.51%	.52%	.52%	.52%	.53%
Net investment income (loss)	2.75% H	1.97%	1.40%	1.74%	2.21%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,586,547	$1,625,346	$2,196,582	$1,935,863	$1,661,192	$1,480,983
Portfolio turnover rate I	29% H	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.77	$11.79	$11.24	$11.15	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.15	.24	.17	.19	.23	.19
Net realized and unrealized gain (loss)	.67	(1.96)	1.05	.69	.28	.21
Total from investment operations	.82	(1.72)	1.22	.88	.51	.40
Distributions from net investment income	(.20)	(.21)	(.13)	(.19)	(.23)	(.18)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.46)	(.26) C	(.24)	(.33)	(.42) C	(.36)
Net asset value, end of period	$11.15	$10.79	$12.77	$11.79	$11.24	$11.15
Total Return D,E	7.74%	(13.75)%	10.41%	8.00%	4.80%	3.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.54%	.55%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.58% H	.54%	.54%	.59%	.59%	.61%
Expenses net of all reductions	.58% H	.54%	.54%	.59%	.59%	.61%
Net investment income (loss)	2.69% H	1.94%	1.37%	1.67%	2.14%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$27,025	$30,027	$76,079	$19,225	$19,014	$23,818
Portfolio turnover rate I	29% H	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class Z

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$12.77	$11.79	$11.24	$11.14
Income from Investment Operations
Net investment income (loss) B,C	.15	.24	.18	.20	.24
Net realized and unrealized gain (loss)	.66	(1.96)	1.04	.69	.29
Total from investment operations	.81	(1.72)	1.22	.89	.53
Distributions from net investment income	(.21)	(.22)	(.14)	(.20)	(.25)
Distributions from net realized gain	(.26)	(.04)	(.11)	(.14)	(.18)
Total distributions	(.46) D	(.26)	(.24) D	(.34)	(.43)
Net asset value, end of period	$11.14	$10.79	$12.77	$11.79	$11.24
Total Return E,F	7.71%	(13.69)%	10.44%	8.10%	5.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49%	.49%	.50%	.50% I
Expenses net of fee waivers, if any	.49% I	.49%	.49%	.49%	.50% I
Expenses net of all reductions	.49% I	.49%	.49%	.49%	.50% I
Net investment income (loss)	2.78% I	2.00%	1.43%	1.76%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$449,018	$399,817	$474,155	$9,698	$7,353
Portfolio turnover rate J	29% I	23%	18%	23%	34%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 40%
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	2.0
Microsoft Corp.	1.9
Alphabet, Inc. Class A	1.0
iShares MSCI USA Minimum Volatility ETF	0.8
Amazon.com, Inc.	0.7
VanEck Vectors Gold Miners ETF	0.5
Exxon Mobil Corp.	0.5
iShares 20+ Year Treasury Bond ETF	0.5
Taiwan Semiconductor Manufacturing Co. Ltd.	0.5
Meta Platforms, Inc. Class A	0.4
8.8

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	19.2
Fannie Mae	2.5
Freddie Mac	2.5
Ginnie Mae	1.6
Uniform Mortgage Backed Securities	1.0
JPMorgan Chase & Co.	0.7
Morgan Stanley	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Petroleos Mexicanos	0.5
29.6

Market Sectors (% of Fund's net assets)

Financials	18.2
Information Technology	10.1
Health Care	6.1
Consumer Discretionary	6.1
Industrials	5.8
Communication Services	4.2
Consumer Staples	3.8
Energy	3.6
Real Estate	2.3
Materials	2.1
Utilities	1.4
Financial Services	0.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 1.0%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24.1% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 45.6%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	234,348	22,666,128
Fidelity Emerging Markets Equity Central Fund (a)	610,050	117,507,841
Fidelity Hedged Equity Central Fund (a)	65,493	6,622,628
Fidelity International Equity Central Fund (a)	2,888,990	264,458,153
Fidelity Real Estate Equity Central Fund (a)	78,939	9,512,909
Fidelity U.S. Equity Central Fund (a)	5,303,000	593,458,685
TOTAL EQUITY CENTRAL FUNDS (Cost $715,812,609)		1,014,226,344

Fixed-Income Central Funds - 48.1%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.2%
Fidelity Emerging Markets Debt Central Fund (a)	615,850	4,661,983
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	195,103	17,381,688
Fidelity Floating Rate Central Fund (a)	547,892	52,751,000
Fidelity High Income Central Fund (a)	177,382	18,156,800
TOTAL HIGH YIELD FIXED-INCOME FUNDS		92,951,471
Investment Grade Fixed-Income Funds - 43.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	371,089	33,553,867
Fidelity International Credit Central Fund (a)	204,374	15,890,044
Fidelity Investment Grade Bond Central Fund (a)	9,379,619	928,582,318
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		978,026,229
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,156,763,534)		1,070,977,700

Money Market Central Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b)	24,435,303	24,440,190
Fidelity Money Market Central Fund 4.99% (b)	67,193,174	67,186,454
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $91,629,481)		91,626,644

U.S. Treasury Obligations - 0.5%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.41% to 4.93% 4/6/23 to 6/8/23 (d) (Cost $10,823,532)	10,910,000	10,830,882

Investment Companies - 1.8%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	107,623	11,447,859
iShares MSCI USA Minimum Volatility ETF	230,321	16,753,548
VanEck Vectors Gold Miners ETF	359,874	11,641,924
TOTAL INVESTMENT COMPANIES (Cost $40,418,050)		39,843,331

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,015,447,206)	2,227,504,901
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,883,169)
NET ASSETS - 100.0%	2,225,621,732

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	107	Jun 2023	11,216,275	472,498	472,498
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	76	Jun 2023	3,782,900	135,698	135,698

TOTAL EQUITY INDEX CONTRACTS					608,196

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	155	Jun 2023	16,973,711	359,337	359,337

TOTAL PURCHASED					967,533

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	767	Jun 2023	158,682,713	(9,306,762)	(9,306,762)

TOTAL FUTURES CONTRACTS					(8,339,229)
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 7.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,830,882.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	25,779,181	166,739,477	168,078,468	463,330	-	-	24,440,190	0.1%
Fidelity Commodity Strategy Central Fund	48,250,509	906,270	25,205,485	508,000	(7,413,615)	6,128,449	22,666,128	4.9%
Fidelity Emerging Markets Debt Central Fund	5,115,458	307,387	1,062,544	156,813	(196,024)	497,706	4,661,983	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	4,816,726	11,664,528	-	14,119	-	900,434	17,381,688	6.3%
Fidelity Emerging Markets Equity Central Fund	95,037,432	28,894,874	18,600,338	1,367,406	(6,019,276)	18,195,149	117,507,841	5.2%
Fidelity Floating Rate Central Fund	64,536,473	3,351,096	16,605,579	2,621,792	(544,892)	2,013,902	52,751,000	2.8%
Fidelity Hedged Equity Central Fund	-	6,549,188	-	3,600	-	73,440	6,622,628	6.2%
Fidelity High Income Central Fund	17,596,056	983,486	1,222,326	714,746	54,741	744,843	18,156,800	1.1%
Fidelity Inflation-Protected Bond Index Central Fund	33,934,556	4,045,346	2,306,706	3,645,814	(93,195)	(2,026,134)	33,553,867	5.3%
Fidelity International Credit Central Fund	20,394,314	1,031,287	4,954,974	824,103	(1,434,925)	854,342	15,890,044	4.5%
Fidelity International Equity Central Fund	175,490,724	60,174,414	21,198,630	1,285,925	(2,779,206)	52,770,851	264,458,153	5.4%
Fidelity Investment Grade Bond Central Fund	844,746,742	117,803,148	63,278,486	16,176,595	(2,808,513)	32,119,427	928,582,318	2.5%
Fidelity Money Market Central Fund 0.45%	87,063,754	2,581,383	22,459,324	1,661,678	(1,482)	2,123	67,186,454	5.3%
Fidelity Real Estate Equity Central Fund	14,451,672	384,049	6,577,038	194,365	45,196	1,209,030	9,512,909	1.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	146,665,570	146,665,570	1,671	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	617,394,236	18,426,008	121,938,784	12,623,375	(5,632,366)	85,209,591	593,458,685	3.8%
Total	2,054,607,833	570,507,511	620,154,252	42,263,332	(26,823,557)	198,693,153	2,176,830,688

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	1,014,226,344	1,014,226,344	-	-

Fixed-Income Central Funds	1,070,977,700	1,070,977,700	-	-

Money Market Central Funds	91,626,644	91,626,644	-	-

Other Short-Term Investments and Net Other Assets	10,830,882	-	10,830,882	-

Investment Companies	39,843,331	39,843,331	-	-
Total Investments in Securities:	2,227,504,901	2,216,674,019	10,830,882	-
Derivative Instruments:

Assets
Futures Contracts	967,533	967,533	-	-
Total Assets	967,533	967,533	-	-

Liabilities
Futures Contracts	(9,306,762)	(9,306,762)	-	-
Total Liabilities	(9,306,762)	(9,306,762)	-	-
Total Derivative Instruments:	(8,339,229)	(8,339,229)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	608,196	(9,306,762)
Total Equity Risk	608,196	(9,306,762)
Interest Rate Risk
Futures Contracts (a)	359,337	0
Total Interest Rate Risk	359,337	0
Total Value of Derivatives	967,533	(9,306,762)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 40%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $51,241,582)	$50,674,213
Fidelity Central Funds (cost $1,964,205,624)	2,176,830,688

Total Investment in Securities (cost $2,015,447,206)		$2,227,504,901
Receivable for investments sold		3,361,968
Receivable for fund shares sold		420,089
Distributions receivable from Fidelity Central Funds		85,593
Prepaid expenses		1,165
Total assets		2,231,373,716
Liabilities
Payable for investments purchased	$253
Payable for fund shares redeemed	2,590,559
Accrued management fee	728,581
Distribution and service plan fees payable	36,446
Payable for daily variation margin on futures contracts	2,141,635
Other affiliated payables	209,674
Other payables and accrued expenses	44,836
Total Liabilities		5,751,984
Net Assets		$2,225,621,732
Net Assets consist of:
Paid in capital		$2,110,451,730
Total accumulated earnings (loss)		115,170,002
Net Assets		$2,225,621,732

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($72,587,170 ÷ 6,092,469 shares) (a)		$11.91
Maximum offering price per share (100/94.25 of $11.91)		$12.64
Class M :
Net Asset Value and redemption price per share ($13,779,142 ÷ 1,158,497 shares) (a)		$11.89
Maximum offering price per share (100/96.50 of $11.89)		$12.32
Class C :
Net Asset Value and offering price per share ($18,979,416 ÷ 1,603,433 shares) (a)		$11.84
Asset Manager 40% :
Net Asset Value , offering price and redemption price per share ($1,518,300,506 ÷ 127,450,199 shares)		$11.91
Class I :
Net Asset Value , offering price and redemption price per share ($37,310,076 ÷ 3,130,709 shares)		$11.92
Class Z :
Net Asset Value , offering price and redemption price per share ($564,665,422 ÷ 47,399,424 shares)		$11.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$555,169
Interest		186,374
Income from Fidelity Central Funds (including $1,671 from security lending)		32,591,988
Total Income		33,333,531
Expenses
Management fee	$4,405,863
Transfer agent fees	889,663
Distribution and service plan fees	220,890
Accounting fees	361,585
Custodian fees and expenses	23,012
Independent trustees' fees and expenses	4,491
Registration fees	51,301
Audit	20,336
Legal	4,087
Miscellaneous	5,506
Total expenses before reductions	5,986,734
Expense reductions	(22,928)
Total expenses after reductions		5,963,806
Net Investment income (loss)		27,369,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,325,018)
Fidelity Central Funds	(26,823,557)
Futures contracts	8,788,037
Capital gain distributions from Fidelity Central Funds	9,671,344
Total net realized gain (loss)		(19,689,194)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,548,201
Fidelity Central Funds	198,693,153
Futures contracts	(24,814,861)
Total change in net unrealized appreciation (depreciation)		187,426,493
Net gain (loss)		167,737,299
Net increase (decrease) in net assets resulting from operations		$195,107,024
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,369,725	$50,128,286
Net realized gain (loss)	(19,689,194)	83,390,599
Change in net unrealized appreciation (depreciation)	187,426,493	(535,548,491)
Net increase (decrease) in net assets resulting from operations	195,107,024	(402,029,606)
Distributions to shareholders	(108,059,955)	(63,105,930)
Share transactions - net increase (decrease)	(13,097,839)	72,581,869
Total increase (decrease) in net assets	73,949,230	(392,553,667)

Net Assets
Beginning of period	2,151,672,502	2,544,226,169
End of period	$2,225,621,732	$2,151,672,502

Financial Highlights
Fidelity Advisor Asset Manager® 40% Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$13.85	$12.49	$11.82	$11.87	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.13	.22	.15	.17	.21	.17
Net realized and unrealized gain (loss)	.88	(2.32)	1.47	.88	.21	.36
Total from investment operations	1.01	(2.10)	1.62	1.05	.42	.53
Distributions from net investment income	(.19)	(.18)	(.12)	(.17)	(.21)	(.15)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.56)	(.29)	(.26) C	(.38)	(.47) C	(.33)
Net asset value, end of period	$11.91	$11.46	$13.85	$12.49	$11.82	$11.87
Total Return D,E,F	9.08%	(15.47)%	13.06%	9.06%	3.90%	4.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.83% I	.82%	.82%	.83%	.83%	.84%
Expenses net of fee waivers, if any	.82% I	.82%	.82%	.83%	.83%	.84%
Expenses net of all reductions	.82% I	.82%	.82%	.83%	.83%	.84%
Net investment income (loss)	2.19% I	1.72%	1.08%	1.43%	1.79%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$72,587	$69,848	$74,272	$48,985	$42,490	$38,073
Portfolio turnover rate J	28% I	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$13.83	$12.47	$11.80	$11.85	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.11	.19	.11	.14	.18	.13
Net realized and unrealized gain (loss)	.88	(2.31)	1.47	.88	.21	.37
Total from investment operations	.99	(2.12)	1.58	1.02	.39	.50
Distributions from net investment income	(.18)	(.15)	(.09)	(.14)	(.17)	(.12)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.55)	(.26)	(.22)	(.35)	(.44)	(.30)
Net asset value, end of period	$11.89	$11.45	$13.83	$12.47	$11.80	$11.85
Total Return C,D,E	8.88%	(15.63)%	12.80%	8.80%	3.61%	4.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.06% H	1.06%	1.06%	1.08%	1.09%	1.10%
Expenses net of fee waivers, if any	1.06% H	1.06%	1.06%	1.08%	1.09%	1.10%
Expenses net of all reductions	1.06% H	1.06%	1.06%	1.08%	1.09%	1.10%
Net investment income (loss)	1.95% H	1.48%	.84%	1.17%	1.53%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$13,779	$12,231	$14,809	$11,898	$10,913	$12,318
Portfolio turnover rate I	28% H	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$13.77	$12.42	$11.75	$11.80	$11.61
Income from Investment Operations
Net investment income (loss) A,B	.08	.12	.04	.08	.12	.08
Net realized and unrealized gain (loss)	.89	(2.30)	1.47	.88	.21	.35
Total from investment operations	.97	(2.18)	1.51	.96	.33	.43
Distributions from net investment income	(.14)	(.09)	(.03)	(.08)	(.12)	(.06)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.52) C	(.20)	(.16)	(.29)	(.38) C	(.24)
Net asset value, end of period	$11.84	$11.39	$13.77	$12.42	$11.75	$11.80
Total Return D,E,F	8.67%	(16.07)%	12.24%	8.25%	3.11%	3.77%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.59% I	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59% I	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of all reductions	1.59% I	1.59%	1.59%	1.59%	1.60%	1.60%
Net investment income (loss)	1.42% I	.95%	.31%	.66%	1.03%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$18,979	$19,517	$26,841	$23,974	$24,834	$25,656
Portfolio turnover rate J	28% I	16%	22%	24%	36%	17%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 40%

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$13.85	$12.49	$11.82	$11.87	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.15	.26	.19	.21	.24	.20
Net realized and unrealized gain (loss)	.88	(2.32)	1.46	.88	.22	.37
Total from investment operations	1.03	(2.06)	1.65	1.09	.46	.57
Distributions from net investment income	(.21)	(.22)	(.16)	(.21)	(.24)	(.19)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.58)	(.33)	(.29)	(.42)	(.51)	(.37)
Net asset value, end of period	$11.91	$11.46	$13.85	$12.49	$11.82	$11.87
Total Return C,D	9.27%	(15.21)%	13.38%	9.41%	4.23%	4.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53% G	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.52% G	.52%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.52% G	.52%	.51%	.52%	.52%	.53%
Net investment income (loss)	2.49% G	2.02%	1.39%	1.73%	2.10%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,518,300	$1,515,043	$1,829,755	$1,911,787	$1,704,998	$1,577,393
Portfolio turnover rate H	28% G	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.47	$13.86	$12.49	$11.82	$11.87	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.14	.26	.18	.20	.24	.20
Net realized and unrealized gain (loss)	.89	(2.32)	1.48	.88	.21	.36
Total from investment operations	1.03	(2.06)	1.66	1.08	.45	.56
Distributions from net investment income	(.21)	(.21)	(.16)	(.20)	(.24)	(.18)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.58)	(.33) C	(.29)	(.41)	(.50) C	(.36)
Net asset value, end of period	$11.92	$11.47	$13.86	$12.49	$11.82	$11.87
Total Return D,E	9.23%	(15.24)%	13.42%	9.35%	4.18%	4.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.57%	.57%	.56%	.56%	.56%
Expenses net of fee waivers, if any	.57% H	.57%	.56%	.56%	.56%	.56%
Expenses net of all reductions	.57% H	.57%	.56%	.56%	.56%	.56%
Net investment income (loss)	2.44% H	1.97%	1.34%	1.69%	2.06%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$37,310	$34,286	$42,310	$28,708	$25,014	$29,180
Portfolio turnover rate I	28% H	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class Z

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.47	$13.86	$12.49	$11.82	$11.86
Income from Investment Operations
Net investment income (loss) B,C	.15	.27	.19	.21	.24
Net realized and unrealized gain (loss)	.88	(2.32)	1.48	.88	.23
Total from investment operations	1.03	(2.05)	1.67	1.09	.47
Distributions from net investment income	(.21)	(.23)	(.17)	(.22)	(.24)
Distributions from net realized gain	(.37)	(.11)	(.13)	(.21)	(.27)
Total distributions	(.59) D	(.34)	(.30)	(.42) D	(.51)
Net asset value, end of period	$11.91	$11.47	$13.86	$12.49	$11.82
Total Return E,F	9.20%	(15.16)%	13.49%	9.45%	4.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49%	.49%	.50%	.50% I
Expenses net of fee waivers, if any	.49% I	.49%	.49%	.49%	.50% I
Expenses net of all reductions	.49% I	.49%	.49%	.49%	.50% I
Net investment income (loss)	2.52% I	2.05%	1.41%	1.76%	2.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$564,665	$500,747	$556,238	$12,416	$6,431
Portfolio turnover rate J	28% I	16%	22%	24%	36%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 50%
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	2.3
Microsoft Corp.	2.2
Alphabet, Inc. Class A	1.2
Amazon.com, Inc.	0.9
iShares 20+ Year Treasury Bond ETF	0.8
iShares MSCI USA Minimum Volatility ETF	0.8
Exxon Mobil Corp.	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
VanEck Vectors Gold Miners ETF	0.5
Meta Platforms, Inc. Class A	0.5
10.4

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	16.8
Fannie Mae	2.2
Freddie Mac	2.0
Ginnie Mae	1.4
Uniform Mortgage Backed Securities	0.8
JPMorgan Chase & Co.	0.6
Morgan Stanley	0.4
Bank of America Corp.	0.4
Petroleos Mexicanos	0.4
Citigroup, Inc.	0.4
25.4

Market Sectors (% of Fund's net assets)

Financials	15.9
Information Technology	11.5
Health Care	7.6
Consumer Discretionary	7.3
Industrials	7.3
Communication Services	4.5
Consumer Staples	4.0
Energy	4.0
Real Estate	2.6
Materials	2.5
Utilities	1.6
Financial Services	0.1

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%*
Percentages shown as 0.0% may reflect amounts less than 0.05%.
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Class* - (0.2)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
*Short Term Investments Class are not included in the pie chart.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 1.0%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.9% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 54.2%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	1,005,171	97,220,153
Fidelity Emerging Markets Equity Central Fund (a)	3,206,864	617,706,123
Fidelity Hedged Equity Central Fund (a)	278,816	28,193,888
Fidelity International Equity Central Fund (a)	15,263,669	1,397,236,304
Fidelity Real Estate Equity Central Fund (a)	339,076	40,861,998
Fidelity U.S. Equity Central Fund (a)	26,776,866	2,996,599,091
TOTAL EQUITY CENTRAL FUNDS (Cost $2,907,419,329)		5,177,817,557

Fixed-Income Central Funds - 42.5%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.2%
Fidelity Emerging Markets Debt Central Fund (a)	2,557,184	19,357,883
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	834,576	74,352,366
Fidelity Floating Rate Central Fund (a)	2,353,066	226,553,189
Fidelity High Income Central Fund (a)	768,251	78,638,138
TOTAL HIGH YIELD FIXED-INCOME FUNDS		398,901,576
Investment Grade Fixed-Income Funds - 38.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,054,237	185,744,105
Fidelity International Credit Central Fund (a)	1,161,449	90,302,672
Fidelity Investment Grade Bond Central Fund (a)	34,129,791	3,378,849,315
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,654,896,092
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $4,211,883,591)		4,053,797,668

Money Market Central Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b) (Cost $85,922,263)	85,905,082	85,922,263

U.S. Treasury Obligations - 0.4%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.41% to 4.93% 4/6/23 to 6/8/23 (d) (Cost $40,695,126)	40,920,000	40,712,478

Investment Companies - 2.1%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	706,093	75,107,113
iShares MSCI USA Minimum Volatility ETF	987,281	71,814,820
VanEck Vectors Gold Miners ETF	1,543,441	49,930,316
TOTAL INVESTMENT COMPANIES (Cost $198,542,747)		196,852,249

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,444,463,056)	9,555,102,215
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,937,157)
NET ASSETS - 100.0%	9,548,165,058

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,041	Jun 2023	109,122,825	4,596,419	4,596,419
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	597	Jun 2023	29,715,675	1,066,041	1,066,041

TOTAL EQUITY INDEX CONTRACTS					5,662,460

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	668	Jun 2023	73,151,219	1,548,626	1,548,626

TOTAL PURCHASED					7,211,086

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,920	Jun 2023	604,111,500	(35,431,221)	(35,431,221)

TOTAL FUTURES CONTRACTS					(28,220,135)
The notional amount of futures purchased as a percentage of Net Assets is 2.2%
The notional amount of futures sold as a percentage of Net Assets is 6.3%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,489,358.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	91,967,268	627,682,484	633,727,489	1,654,852	-	-	85,922,263	0.2%
Fidelity Commodity Strategy Central Fund	203,314,745	3,182,020	103,813,223	2,149,638	(30,671,544)	25,208,155	97,220,153	21.0%
Fidelity Emerging Markets Debt Central Fund	20,685,617	968,016	3,508,174	639,495	(831,364)	2,043,788	19,357,883	0.9%
Fidelity Emerging Markets Debt Local Currency Central Fund	23,176,447	47,040,113	-	63,738	-	4,135,806	74,352,366	26.9%
Fidelity Emerging Markets Equity Central Fund	486,823,346	106,330,245	43,836,433	7,846,807	(12,851,448)	81,240,413	617,706,123	27.1%
Fidelity Floating Rate Central Fund	273,001,460	12,909,663	65,562,618	11,150,314	(2,067,976)	8,272,660	226,553,189	12.1%
Fidelity Hedged Equity Central Fund	-	27,881,239	-	15,326	-	312,649	28,193,888	26.5%
Fidelity High Income Central Fund	75,459,699	3,544,060	3,788,864	3,078,627	388,462	3,034,781	78,638,138	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	186,198,174	21,337,623	10,107,035	20,093,071	(405,727)	(11,278,930)	185,744,105	29.6%
Fidelity International Credit Central Fund	108,800,355	5,224,671	20,544,009	4,603,277	(6,074,580)	2,896,235	90,302,672	25.6%
Fidelity International Equity Central Fund	941,361,876	248,048,039	61,153,842	6,717,360	(2,764,790)	271,745,021	1,397,236,304	28.8%
Fidelity Investment Grade Bond Central Fund	2,986,555,177	484,455,278	197,252,971	58,291,002	(5,965,130)	111,056,961	3,378,849,315	9.2%
Fidelity Real Estate Equity Central Fund	61,134,245	1,282,820	26,862,599	826,094	203,923	5,103,609	40,861,998	4.2%
Fidelity Securities Lending Cash Central Fund 4.87%	-	348,271,991	348,271,991	8,079	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	3,121,072,050	81,215,997	608,688,081	63,374,238	106,511,262	296,487,863	2,996,599,091	19.0%
Total	8,579,550,459	2,019,374,259	2,127,117,329	180,511,918	45,471,088	800,259,011	9,317,537,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	5,177,817,557	5,177,817,557	-	-

Fixed-Income Central Funds	4,053,797,668	4,053,797,668	-	-

Money Market Central Funds	85,922,263	85,922,263	-	-

Other Short-Term Investments and Net Other Assets	40,712,478	-	40,712,478	-

Investment Companies	196,852,249	196,852,249	-	-
Total Investments in Securities:	9,555,102,215	9,514,389,737	40,712,478	-
Derivative Instruments:

Assets
Futures Contracts	7,211,086	7,211,086	-	-
Total Assets	7,211,086	7,211,086	-	-

Liabilities
Futures Contracts	(35,431,221)	(35,431,221)	-	-
Total Liabilities	(35,431,221)	(35,431,221)	-	-
Total Derivative Instruments:	(28,220,135)	(28,220,135)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,662,460	(35,431,221)
Total Equity Risk	5,662,460	(35,431,221)
Interest Rate Risk
Futures Contracts (a)	1,548,626	0
Total Interest Rate Risk	1,548,626	0
Total Value of Derivatives	7,211,086	(35,431,221)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 50%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $239,237,873)	$237,564,727
Fidelity Central Funds (cost $7,205,225,183)	9,317,537,488

Total Investment in Securities (cost $7,444,463,056)		$9,555,102,215
Cash		2
Receivable for investments sold		11,479,260
Receivable for fund shares sold		1,308,113
Distributions receivable from Fidelity Central Funds		286,819
Prepaid expenses		4,897
Other receivables		148,116
Total assets		9,568,329,422
Liabilities
Payable for investments purchased	$6,859
Payable for fund shares redeemed	7,323,029
Accrued management fee	3,724,824
Distribution and service plan fees payable	71,745
Payable for daily variation margin on futures contracts	7,893,759
Other affiliated payables	965,345
Other payables and accrued expenses	178,803
Total Liabilities		20,164,364
Net Assets		$9,548,165,058
Net Assets consist of:
Paid in capital		$8,233,429,505
Total accumulated earnings (loss)		1,314,735,553
Net Assets		$9,548,165,058

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($121,411,810 ÷ 6,562,208 shares) (a)		$18.50
Maximum offering price per share (100/94.25 of $18.50)		$19.63
Class M :
Net Asset Value and redemption price per share ($51,705,921 ÷ 2,798,489 shares) (a)		$18.48
Maximum offering price per share (100/96.50 of $18.48)		$19.15
Class C :
Net Asset Value and offering price per share ($31,265,121 ÷ 1,709,680 shares) (a)		$18.29
Asset Manager 50% :
Net Asset Value , offering price and redemption price per share ($7,393,043,353 ÷ 397,521,105 shares)		$18.60
Class I :
Net Asset Value , offering price and redemption price per share ($55,770,573 ÷ 3,005,182 shares)		$18.56
Class Z :
Net Asset Value , offering price and redemption price per share ($1,894,968,280 ÷ 102,198,734 shares)		$18.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$2,548,938
Interest		714,040
Income from Fidelity Central Funds (including $8,079 from security lending)		131,511,112
Total Income		134,774,090
Expenses
Management fee	$22,418,958
Transfer agent fees	4,978,302
Distribution and service plan fees	433,926
Accounting fees	738,476
Custodian fees and expenses	17,571
Independent trustees' fees and expenses	18,996
Registration fees	60,092
Audit	24,784
Legal	17,280
Miscellaneous	23,257
Total expenses before reductions	28,731,642
Expense reductions	(179,215)
Total expenses after reductions		28,552,427
Net Investment income (loss)		106,221,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(59,472,839)
Fidelity Central Funds	45,471,088
Futures contracts	32,785,437
Capital gain distributions from Fidelity Central Funds	49,000,806
Total net realized gain (loss)		67,784,492
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	71,460,251
Fidelity Central Funds	800,259,011
Futures contracts	(93,758,917)
Total change in net unrealized appreciation (depreciation)		777,960,345
Net gain (loss)		845,744,837
Net increase (decrease) in net assets resulting from operations		$951,966,500
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$106,221,663	$208,898,662
Net realized gain (loss)	67,784,492	465,207,708
Change in net unrealized appreciation (depreciation)	777,960,345	(2,558,606,467)
Net increase (decrease) in net assets resulting from operations	951,966,500	(1,884,500,097)
Distributions to shareholders	(550,151,286)	(345,832,994)
Share transactions - net increase (decrease)	135,695,895	(312,881,619)
Total increase (decrease) in net assets	537,511,109	(2,543,214,710)

Net Assets
Beginning of period	9,010,653,949	11,553,868,659
End of period	$9,548,165,058	$9,010,653,949

Financial Highlights
Fidelity Advisor Asset Manager® 50% Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.75	$21.98	$19.33	$18.22	$18.58	$18.29
Income from Investment Operations
Net investment income (loss) A,B	.18	.33	.20	.24	.28	.23
Net realized and unrealized gain (loss)	1.64	(3.97)	2.86	1.57	.20	.80
Total from investment operations	1.82	(3.64)	3.06	1.81	.48	1.03
Distributions from net investment income	(.29)	(.28)	(.17)	(.25)	(.29)	(.21)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(1.07)	(.59)	(.41)	(.70)	(.84)	(.74)
Net asset value, end of period	$18.50	$17.75	$21.98	$19.33	$18.22	$18.58
Total Return C,D,E	10.58%	(17.02)%	15.99%	10.15%	3.07%	5.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.91%	.91%	.93%	.94%	.94%
Expenses net of fee waivers, if any	.91% H	.90%	.91%	.92%	.94%	.94%
Expenses net of all reductions	.91% H	.90%	.91%	.92%	.94%	.94%
Net investment income (loss)	1.96% H	1.63%	.94%	1.32%	1.57%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$121,412	$110,693	$134,052	$106,339	$95,542	$86,252
Portfolio turnover rate I	26% H	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.73	$21.95	$19.31	$18.20	$18.56	$18.27
Income from Investment Operations
Net investment income (loss) A,B	.16	.28	.15	.20	.23	.18
Net realized and unrealized gain (loss)	1.64	(3.95)	2.85	1.57	.21	.80
Total from investment operations	1.80	(3.67)	3.00	1.77	.44	.98
Distributions from net investment income	(.27)	(.24)	(.12)	(.20)	(.25)	(.16)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(1.05)	(.55)	(.36)	(.66) C	(.80)	(.69)
Net asset value, end of period	$18.48	$17.73	$21.95	$19.31	$18.20	$18.56
Total Return D,E,F	10.45%	(17.18)%	15.69%	9.89%	2.81%	5.48%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.15% I	1.15%	1.15%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.15% I	1.15%	1.15%	1.16%	1.18%	1.19%
Expenses net of all reductions	1.15% I	1.15%	1.15%	1.16%	1.18%	1.19%
Net investment income (loss)	1.72% I	1.39%	.70%	1.08%	1.33%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$51,706	$47,759	$57,507	$45,076	$42,658	$41,222
Portfolio turnover rate J	26% I	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.55	$21.76	$19.16	$18.05	$18.42	$18.15
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	.04	.10	.14	.09
Net realized and unrealized gain (loss)	1.63	(3.93)	2.84	1.57	.20	.79
Total from investment operations	1.74	(3.75)	2.88	1.67	.34	.88
Distributions from net investment income	(.21)	(.15)	(.04)	(.11)	(.16)	(.08)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(1.00) C	(.46)	(.28)	(.56)	(.71)	(.61)
Net asset value, end of period	$18.29	$17.55	$21.76	$19.16	$18.05	$18.42
Total Return D,E,F	10.17%	(17.64)%	15.12%	9.38%	2.25%	4.93%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.67% I	1.66%	1.67%	1.68%	1.69%	1.70%
Expenses net of fee waivers, if any	1.66% I	1.66%	1.67%	1.68%	1.69%	1.70%
Expenses net of all reductions	1.66% I	1.66%	1.67%	1.68%	1.69%	1.70%
Net investment income (loss)	1.21% I	.87%	.18%	.56%	.82%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$31,265	$31,796	$51,226	$44,990	$46,487	$51,337
Portfolio turnover rate J	26% I	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 50%

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.84	$22.09	$19.42	$18.30	$18.66	$18.37
Income from Investment Operations
Net investment income (loss) A,B	.21	.40	.27	.30	.33	.29
Net realized and unrealized gain (loss)	1.65	(3.99)	2.87	1.58	.21	.80
Total from investment operations	1.86	(3.59)	3.14	1.88	.54	1.09
Distributions from net investment income	(.32)	(.35)	(.23)	(.30)	(.35)	(.26)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(1.10)	(.66)	(.47)	(.76) C	(.90)	(.80) C
Net asset value, end of period	$18.60	$17.84	$22.09	$19.42	$18.30	$18.66
Total Return D,E	10.76%	(16.79)%	16.36%	10.51%	3.37%	6.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.61%	.61%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.61% H	.60%	.60%	.62%	.63%	.63%
Expenses net of all reductions	.61% H	.60%	.60%	.62%	.63%	.63%
Net investment income (loss)	2.26% H	1.93%	1.25%	1.63%	1.88%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$7,393,043	$7,094,870	$9,274,634	$9,387,915	$9,026,444	$9,140,811
Portfolio turnover rate I	26% H	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$17.80	$22.04	$19.38	$18.26	$18.62	$18.33
Income from Investment Operations
Net investment income (loss) A,B	.20	.39	.26	.29	.33	.28
Net realized and unrealized gain (loss)	1.66	(3.98)	2.87	1.58	.20	.80
Total from investment operations	1.86	(3.59)	3.13	1.87	.53	1.08
Distributions from net investment income	(.31)	(.34)	(.23)	(.30)	(.34)	(.26)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(1.10) C	(.65)	(.47)	(.75)	(.89)	(.79)
Net asset value, end of period	$18.56	$17.80	$22.04	$19.38	$18.26	$18.62
Total Return D,E	10.76%	(16.80)%	16.30%	10.49%	3.33%	6.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.64%	.64%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.64% H	.64%	.64%	.65%	.66%	.67%
Expenses net of all reductions	.64% H	.64%	.64%	.65%	.66%	.67%
Net investment income (loss)	2.23% H	1.90%	1.21%	1.59%	1.85%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$55,771	$60,352	$81,320	$55,021	$62,141	$75,904
Portfolio turnover rate I	26% H	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class Z

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$17.79	$22.03	$19.37	$18.26	$18.59
Income from Investment Operations
Net investment income (loss) B,C	.21	.41	.28	.31	.35
Net realized and unrealized gain (loss)	1.65	(3.98)	2.87	1.57	.23
Total from investment operations	1.86	(3.57)	3.15	1.88	.58
Distributions from net investment income	(.33)	(.36)	(.25)	(.32)	(.36)
Distributions from net realized gain	(.78)	(.31)	(.24)	(.45)	(.55)
Total distributions	(1.11)	(.67)	(.49)	(.77)	(.91)
Net asset value, end of period	$18.54	$17.79	$22.03	$19.37	$18.26
Total Return D,E	10.79%	(16.71)%	16.43%	10.56%	3.61%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54% H	.53%	.54%	.55%	.55% H
Expenses net of fee waivers, if any	.53% H	.53%	.54%	.54%	.55% H
Expenses net of all reductions	.53% H	.53%	.54%	.54%	.55% H
Net investment income (loss)	2.33% H	2.00%	1.32%	1.70%	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,894,968	$1,665,184	$1,955,130	$26,638	$20,968
Portfolio turnover rate I	26% H	20%	17%	24%	37%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 60%
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	2.6
Microsoft Corp.	2.5
Alphabet, Inc. Class A	1.3
iShares 20+ Year Treasury Bond ETF	1.0
Amazon.com, Inc.	1.0
iShares MSCI USA Minimum Volatility ETF	0.8
Exxon Mobil Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
Meta Platforms, Inc. Class A	0.5
VanEck Vectors Gold Miners ETF	0.5
11.5

Market Sectors (% of Fund's net assets)

Financials	16.2
Information Technology	12.9
Health Care	7.6
Consumer Discretionary	7.6
Industrials	7.2
Communication Services	4.8
Consumer Staples	4.4
Energy	4.0
Materials	2.7
Real Estate	2.5
Utilities	1.7
Financial Services	0.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Class * - (2.2)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
*Short Term Investments Class are not included in the pie chart.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 1.0%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 29.5% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 60.0%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	406,563	39,322,780
Fidelity Emerging Markets Equity Central Fund (a)	1,516,943	292,193,631
Fidelity Hedged Equity Central Fund (a)	110,657	11,189,595
Fidelity International Equity Central Fund (a)	6,448,993	590,340,826
Fidelity Real Estate Equity Central Fund (a)	136,111	16,402,740
Fidelity U.S. Equity Central Fund (a)	12,100,280	1,354,142,381
TOTAL EQUITY CENTRAL FUNDS (Cost $1,589,107,690)		2,303,591,953

Fixed-Income Central Funds - 36.4%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.0%
Fidelity Emerging Markets Debt Central Fund (a)	1,273,024	9,636,790
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	333,075	29,673,624
Fidelity Floating Rate Central Fund (a)	838,760	80,755,852
Fidelity High Income Central Fund (a)	309,626	31,693,339
TOTAL HIGH YIELD FIXED-INCOME FUNDS		151,759,605
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	856,606	77,454,354
Fidelity International Credit Central Fund (a)	463,223	36,015,616
Fidelity Investment Grade Bond Central Fund (a)	11,414,069	1,129,992,848
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,243,462,818
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,493,285,962)		1,395,222,423

Money Market Central Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b)	36,681,989	36,689,325
Fidelity Securities Lending Cash Central Fund 4.87% (b)(c)	26,148,185	26,150,800
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $62,840,125)		62,840,125

U.S. Treasury Obligations - 0.4%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.41% to 4.93% 4/6/23 to 6/8/23 (e) (Cost $14,670,254)	14,760,000	14,676,240

Investment Companies - 2.3%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	371,408	39,506,672
iShares MSCI USA Minimum Volatility ETF	393,568	28,628,136
VanEck Vectors Gold Miners ETF	615,460	19,910,131
TOTAL INVESTMENT COMPANIES (Cost $92,553,846)		88,044,939

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $3,252,457,877)	3,864,375,680
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(27,699,096)
NET ASSETS - 100.0%	3,836,676,584

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,190	Jun 2023	124,741,750	5,254,517	5,254,517
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	176	Jun 2023	8,760,400	314,248	314,248

TOTAL EQUITY INDEX CONTRACTS					5,568,765

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	267	Jun 2023	29,238,586	618,987	618,987

TOTAL PURCHASED					6,187,752

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	778	Jun 2023	160,958,475	(9,440,236)	(9,440,236)

TOTAL FUTURES CONTRACTS					(3,252,484)
The notional amount of futures purchased as a percentage of Net Assets is 4.3%
The notional amount of futures sold as a percentage of Net Assets is 4.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,518,569.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	19,144,438	201,347,465	183,802,578	475,455	-	-	36,689,325	0.1%
Fidelity Commodity Strategy Central Fund	87,982,827	2,215,393	48,514,823	935,666	(8,350,122)	5,989,505	39,322,780	8.5%
Fidelity Emerging Markets Debt Central Fund	9,389,231	755,105	1,069,034	299,059	(176,261)	737,749	9,636,790	0.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	8,782,496	19,289,867	-	24,693	-	1,601,261	29,673,624	10.7%
Fidelity Emerging Markets Equity Central Fund	224,652,096	45,691,562	10,597,527	3,754,103	(2,236,590)	34,684,090	292,193,631	12.8%
Fidelity Floating Rate Central Fund	106,769,688	5,396,882	33,723,160	4,059,564	(1,291,861)	3,604,303	80,755,852	4.3%
Fidelity Hedged Equity Central Fund	-	11,065,511	-	6,083	-	124,084	11,189,595	10.5%
Fidelity High Income Central Fund	29,754,467	1,751,642	1,170,417	1,224,924	85,177	1,272,470	31,693,339	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	75,762,196	9,652,884	3,184,658	8,242,779	(112,291)	(4,663,777)	77,454,354	12.3%
Fidelity International Credit Central Fund	44,027,858	2,528,307	9,253,729	1,820,431	(2,609,235)	1,322,415	36,015,616	10.2%
Fidelity International Equity Central Fund	393,745,617	110,873,444	26,767,623	2,875,154	(3,145,511)	115,634,899	590,340,826	12.2%
Fidelity Investment Grade Bond Central Fund	969,331,203	171,538,670	46,052,728	19,222,915	(386,626)	35,562,329	1,129,992,848	3.1%
Fidelity Real Estate Equity Central Fund	23,887,449	794,063	10,373,340	325,651	94,485	2,000,083	16,402,740	1.7%
Fidelity Securities Lending Cash Central Fund 4.87%	21,668,650	413,160,926	408,678,776	5,308	-	-	26,150,800	0.1%
Fidelity U.S. Equity Central Fund	1,329,560,304	52,238,479	203,245,061	28,024,422	6,861,145	168,727,514	1,354,142,381	8.6%
Total	3,344,458,520	1,048,300,200	986,433,454	71,296,207	(11,267,690)	366,596,925	3,761,654,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	2,303,591,953	2,303,591,953	-	-

Fixed-Income Central Funds	1,395,222,423	1,395,222,423	-	-

Money Market Central Funds	62,840,125	62,840,125	-	-

Other Short-Term Investments and Net Other Assets	14,676,240	-	14,676,240	-

Investment Companies	88,044,939	88,044,939	-	-
Total Investments in Securities:	3,864,375,680	3,849,699,440	14,676,240	-
Derivative Instruments:

Assets
Futures Contracts	6,187,752	6,187,752	-	-
Total Assets	6,187,752	6,187,752	-	-

Liabilities
Futures Contracts	(9,440,236)	(9,440,236)	-	-
Total Liabilities	(9,440,236)	(9,440,236)	-	-
Total Derivative Instruments:	(3,252,484)	(3,252,484)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,568,765	(9,440,236)
Total Equity Risk	5,568,765	(9,440,236)
Interest Rate Risk
Futures Contracts (a)	618,987	0
Total Interest Rate Risk	618,987	0
Total Value of Derivatives	6,187,752	(9,440,236)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 60%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,996,828) - See accompanying schedule:
Unaffiliated issuers (cost $107,224,100)	$102,721,179
Fidelity Central Funds (cost $3,145,233,777)	3,761,654,501

Total Investment in Securities (cost $3,252,457,877)		$3,864,375,680
Receivable for investments sold		3,067,597
Receivable for fund shares sold		1,076,732
Dividends receivable		20,528
Distributions receivable from Fidelity Central Funds		109,359
Prepaid expenses		1,903
Other receivables		2,381
Total assets		3,868,654,180
Liabilities
Payable for investments purchased	$16,823
Payable for fund shares redeemed	1,951,582
Accrued management fee	1,642,592
Distribution and service plan fees payable	78,244
Payable for daily variation margin on futures contracts	1,683,504
Other affiliated payables	409,625
Other payables and accrued expenses	44,426
Collateral on securities loaned	26,150,800
Total Liabilities		31,977,596
Net Assets		$3,836,676,584
Net Assets consist of:
Paid in capital		$3,373,402,032
Total accumulated earnings (loss)		463,274,552
Net Assets		$3,836,676,584

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($154,032,335 ÷ 11,300,275 shares) (a)		$13.63
Maximum offering price per share (100/94.25 of $13.63)		$14.46
Class M :
Net Asset Value and redemption price per share ($47,421,601 ÷ 3,497,728 shares) (a)		$13.56
Maximum offering price per share (100/96.50 of $13.56)		$14.05
Class C :
Net Asset Value and offering price per share ($33,320,760 ÷ 2,483,426 shares) (a)		$13.42
Asset Manager 60% :
Net Asset Value , offering price and redemption price per share ($2,114,765,906 ÷ 154,314,643 shares)		$13.70
Class I :
Net Asset Value , offering price and redemption price per share ($104,334,410 ÷ 7,609,867 shares)		$13.71
Class Z :
Net Asset Value , offering price and redemption price per share ($1,382,801,572 ÷ 100,983,087 shares)		$13.69
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$1,075,222
Interest		270,659
Income from Fidelity Central Funds (including $5,308 from security lending)		49,809,255
Total Income		51,155,136
Expenses
Management fee	$9,781,317
Transfer agent fees	1,797,243
Distribution and service plan fees	470,625
Accounting fees	621,859
Custodian fees and expenses	16,395
Independent trustees' fees and expenses	7,455
Registration fees	66,115
Audit	20,354
Legal	11,094
Miscellaneous	9,100
Total expenses before reductions	12,801,557
Expense reductions	(70,299)
Total expenses after reductions		12,731,258
Net Investment income (loss)		38,423,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(19,968,715)
Fidelity Central Funds	(11,267,690)
Futures contracts	13,003,786
Capital gain distributions from Fidelity Central Funds	21,486,952
Total net realized gain (loss)		3,254,333
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,372,234
Fidelity Central Funds	366,596,925
Assets and liabilities in foreign currencies	1,946
Futures contracts	(8,689,964)
Total change in net unrealized appreciation (depreciation)		382,281,141
Net gain (loss)		385,535,474
Net increase (decrease) in net assets resulting from operations		$423,959,352
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,423,878	$77,394,423
Net realized gain (loss)	3,254,333	135,782,767
Change in net unrealized appreciation (depreciation)	382,281,141	(1,021,962,706)
Net increase (decrease) in net assets resulting from operations	423,959,352	(808,785,516)
Distributions to shareholders	(156,194,680)	(114,158,802)
Share transactions - net increase (decrease)	83,021,036	176,306,744
Total increase (decrease) in net assets	350,785,708	(746,637,574)

Net Assets
Beginning of period	3,485,890,876	4,232,528,450
End of period	$3,836,676,584	$3,485,890,876

Financial Highlights
Fidelity Advisor Asset Manager® 60% Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.66	$15.88	$13.57	$12.68	$12.92	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.12	.23	.13	.15	.17	.14
Net realized and unrealized gain (loss)	1.38	(3.08)	2.42	1.24	.06	.69
Total from investment operations	1.50	(2.85)	2.55	1.39	.23	.83
Distributions from net investment income	(.25)	(.18)	(.12)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.53)	(.37)	(.24)	(.50)	(.47)	(.33)
Net asset value, end of period	$13.63	$12.66	$15.88	$13.57	$12.68	$12.92
Total Return C,D,E	12.08%	(18.47)%	18.90%	11.13%	2.24%	6.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00% H	.99%	.99%	1.00%	1.02%	1.02%
Expenses net of fee waivers, if any	.99% H	.99%	.99%	1.00%	1.01%	1.01%
Expenses net of all reductions	.99% H	.99%	.99%	1.00%	1.01%	1.01%
Net investment income (loss)	1.76% H	1.55%	.84%	1.19%	1.40%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$154,032	$138,958	$167,442	$129,967	$128,269	$130,729
Portfolio turnover rate I	27% H	23%	19%	29%	39%	18% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Asset Manager® 60% Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$15.78	$13.48	$12.60	$12.84	$12.34
Income from Investment Operations
Net investment income (loss) A,B	.10	.19	.09	.12	.14	.11
Net realized and unrealized gain (loss)	1.38	(3.07)	2.41	1.22	.06	.70
Total from investment operations	1.48	(2.88)	2.50	1.34	.20	.81
Distributions from net investment income	(.22)	(.13)	(.08)	(.13)	(.12)	(.08)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.50)	(.32)	(.20)	(.46)	(.44)	(.31) C
Net asset value, end of period	$13.56	$12.58	$15.78	$13.48	$12.60	$12.84
Total Return D,E,F	11.95%	(18.67)%	18.67%	10.83%	2.01%	6.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.24% I	1.23%	1.24%	1.26%	1.28%	1.28%
Expenses net of fee waivers, if any	1.23% I	1.23%	1.24%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.23% I	1.23%	1.24%	1.25%	1.25%	1.26%
Net investment income (loss)	1.52% I	1.31%	.59%	.94%	1.15%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$47,422	$43,630	$54,174	$49,060	$49,997	$55,343
Portfolio turnover rate J	27% I	23%	19%	29%	39%	18% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Asset Manager® 60% Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$15.55	$13.29	$12.42	$12.67	$12.18
Income from Investment Operations
Net investment income (loss) A,B	.07	.12	.01	.05	.08	.05
Net realized and unrealized gain (loss)	1.36	(3.05)	2.38	1.21	.06	.69
Total from investment operations	1.43	(2.93)	2.39	1.26	.14	.74
Distributions from net investment income	(.12)	(.04)	- C	(.06)	(.07)	(.02)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.40)	(.23)	(.13) D	(.39)	(.39)	(.25) D
Net asset value, end of period	$13.42	$12.39	$15.55	$13.29	$12.42	$12.67
Total Return E,F,G	11.72%	(19.15)%	18.02%	10.29%	1.47%	6.09%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.77% J	1.75%	1.77%	1.79%	1.81%	1.79%
Expenses net of fee waivers, if any	1.76% J	1.75%	1.77%	1.76%	1.76%	1.76%
Expenses net of all reductions	1.76% J	1.75%	1.77%	1.76%	1.76%	1.76%
Net investment income (loss)	.99% J	.79%	.06%	.42%	.64%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$33,321	$32,289	$55,262	$61,950	$67,955	$86,887
Portfolio turnover rate K	27% J	23%	19%	29%	39%	18% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Asset Manager® 60%

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$15.98	$13.65	$12.75	$12.98	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.14	.28	.18	.19	.21	.18
Net realized and unrealized gain (loss)	1.39	(3.10)	2.43	1.25	.06	.70
Total from investment operations	1.53	(2.82)	2.61	1.44	.27	.88
Distributions from net investment income	(.29)	(.22)	(.16)	(.21)	(.18)	(.15)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.58) C	(.41)	(.28)	(.54)	(.50)	(.37)
Net asset value, end of period	$13.70	$12.75	$15.98	$13.65	$12.75	$12.98
Total Return D,E	12.20%	(18.20)%	19.28%	11.50%	2.60%	7.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.67%	.67%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.68% H	.67%	.67%	.68%	.69%	.70%
Expenses net of all reductions	.68% H	.67%	.67%	.68%	.69%	.70%
Net investment income (loss)	2.07% H	1.87%	1.15%	1.51%	1.71%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,114,766	$1,935,217	$2,427,382	$2,950,010	$2,727,092	$2,679,353
Portfolio turnover rate I	27% H	23%	19%	29%	39%	18% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Asset Manager® 60% Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$15.99	$13.66	$12.76	$12.99	$12.48
Income from Investment Operations
Net investment income (loss) A,B	.14	.27	.17	.19	.21	.18
Net realized and unrealized gain (loss)	1.39	(3.10)	2.43	1.24	.05	.70
Total from investment operations	1.53	(2.83)	2.60	1.43	.26	.88
Distributions from net investment income	(.29)	(.22)	(.15)	(.20)	(.17)	(.14)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.57)	(.41)	(.27)	(.53)	(.49)	(.37) C
Net asset value, end of period	$13.71	$12.75	$15.99	$13.66	$12.76	$12.99
Total Return D,E	12.21%	(18.27)%	19.20%	11.44%	2.56%	7.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.74%	.74%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.74% H	.73%	.74%	.73%	.73%	.74%
Expenses net of all reductions	.74% H	.73%	.74%	.73%	.73%	.74%
Net investment income (loss)	2.01% H	1.81%	1.09%	1.46%	1.67%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$104,334	$95,499	$115,782	$51,429	$55,379	$63,604
Portfolio turnover rate I	27% H	23%	19%	29%	39%	18% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Asset Manager® 60% Class Z

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$15.98	$13.65	$12.76	$12.97
Income from Investment Operations
Net investment income (loss) B,C	.14	.29	.19	.20	.22
Net realized and unrealized gain (loss)	1.40	(3.10)	2.43	1.24	.08
Total from investment operations	1.54	(2.81)	2.62	1.44	.30
Distributions from net investment income	(.31)	(.24)	(.17)	(.22)	(.19)
Distributions from net realized gain	(.28)	(.19)	(.12)	(.33)	(.32)
Total distributions	(.59)	(.43)	(.29)	(.55)	(.51)
Net asset value, end of period	$13.69	$12.74	$15.98	$13.65	$12.76
Total Return D,E	12.30%	(18.17)%	19.35%	11.50%	2.86%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61% H	.60%	.61%	.62%	.63% H
Expenses net of fee waivers, if any	.61% H	.60%	.61%	.62%	.63% H
Expenses net of all reductions	.61% H	.60%	.61%	.62%	.63% H
Net investment income (loss)	2.15% H	1.94%	1.22%	1.57%	1.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,382,802	$1,240,298	$1,412,486	$22,117	$19,124
Portfolio turnover rate I	27% H	23%	19%	29%	39%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 70%
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	3.0
Microsoft Corp.	2.9
Alphabet, Inc. Class A	1.5
Amazon.com, Inc.	1.1
iShares 20+ Year Treasury Bond ETF	1.0
Exxon Mobil Corp.	0.8
Taiwan Semiconductor Manufacturing Co. Ltd.	0.8
iShares MSCI USA Minimum Volatility ETF	0.8
Meta Platforms, Inc. Class A	0.6
LVMH Moet Hennessy Louis Vuitton SE	0.5
13.0

Market Sectors (% of Fund's net assets)

Financials	16.6
Information Technology	14.2
Health Care	8.6
Consumer Discretionary	8.6
Industrials	8.5
Communication Services	5.4
Consumer Staples	5.3
Energy	3.9
Materials	3.4
Real Estate	2.4
Utilities	1.7
Financial Services	0.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Class* - (1.8)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
*Short Term Investments Class are not included in the pie chart.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 1.3%.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 33.5% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 70.3%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	802,323	77,600,706
Fidelity Emerging Markets Equity Central Fund (a)	2,827,973	544,724,118
Fidelity Hedged Equity Central Fund (a)	177,946	17,993,936
Fidelity International Equity Central Fund (a)	12,279,902	1,124,102,214
Fidelity Real Estate Equity Central Fund (a)	217,866	26,255,055
Fidelity U.S. Equity Central Fund (a)	22,813,471	2,553,055,517
TOTAL EQUITY CENTRAL FUNDS (Cost $2,510,835,993)		4,343,731,546

Fixed-Income Central Funds - 25.8%
	Shares	Value ($)
High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (a)	3,912,607	29,618,432
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	537,533	47,888,825
Fidelity Floating Rate Central Fund (a)	1,201,187	115,650,316
Fidelity High Income Central Fund (a)	498,584	51,035,010
TOTAL HIGH YIELD FIXED-INCOME FUNDS		244,192,583
Investment Grade Fixed-Income Funds - 21.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,374,010	124,237,994
Fidelity International Credit Central Fund (a)	741,695	57,666,781
Fidelity Investment Grade Bond Central Fund (a)	11,808,336	1,169,025,283
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,350,930,058
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,675,123,299)		1,595,122,641

Money Market Central Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b)	79,381,657	79,397,534
Fidelity Securities Lending Cash Central Fund 4.87% (b)(c)	63,177,182	63,183,500
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $142,581,034)		142,581,034

U.S. Treasury Obligations - 0.4%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.41% to 4.93% 4/6/23 to 6/8/23 (e) (Cost $23,696,285)	23,880,000	23,709,602

Investment Companies - 2.3%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	590,566	62,818,506
iShares MSCI USA Minimum Volatility ETF	638,852	46,470,094
VanEck Vectors Gold Miners ETF	999,102	32,320,950
TOTAL INVESTMENT COMPANIES (Cost $150,630,917)		141,609,550

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $4,502,867,528)	6,246,754,373
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(70,000,809)
NET ASSETS - 100.0%	6,176,753,564

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,972	Jun 2023	206,714,900	8,707,463	8,707,463
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	184	Jun 2023	9,158,600	328,549	328,549

TOTAL EQUITY INDEX CONTRACTS					9,036,012

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	432	Jun 2023	47,307,375	1,001,507	1,001,507

TOTAL PURCHASED					10,037,519

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,266	Jun 2023	261,919,575	(15,361,618)	(15,361,618)

TOTAL FUTURES CONTRACTS					(5,324,099)
The notional amount of futures purchased as a percentage of Net Assets is 4.2%
The notional amount of futures sold as a percentage of Net Assets is 4.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,460,469.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	31,878,883	326,194,493	278,675,842	809,722	-	-	79,397,534	0.2%
Fidelity Commodity Strategy Central Fund	140,326,756	3,115,048	61,657,312	1,498,478	(11,470,921)	7,287,135	77,600,706	16.7%
Fidelity Emerging Markets Debt Central Fund	28,301,729	1,582,454	1,955,119	912,411	(162,555)	1,851,923	29,618,432	1.4%
Fidelity Emerging Markets Debt Local Currency Central Fund	14,887,808	30,337,378	-	40,744	-	2,663,639	47,888,825	17.3%
Fidelity Emerging Markets Equity Central Fund	418,358,762	81,166,941	15,767,062	7,101,752	(2,949,378)	63,914,855	544,724,118	23.9%
Fidelity Floating Rate Central Fund	155,147,748	8,036,758	51,068,508	6,169,364	(1,748,827)	5,283,145	115,650,316	6.2%
Fidelity Hedged Equity Central Fund	-	17,794,397	-	9,782	-	199,539	17,993,936	16.9%
Fidelity High Income Central Fund	47,825,594	2,558,962	1,528,592	1,974,451	(4,107)	2,183,153	51,035,010	3.1%
Fidelity Inflation-Protected Bond Index Central Fund	121,276,414	14,813,135	4,159,306	13,249,431	(225,148)	(7,467,101)	124,237,994	19.8%
Fidelity International Credit Central Fund	72,088,262	3,713,617	16,024,973	2,931,044	(4,669,749)	2,559,624	57,666,781	16.3%
Fidelity International Equity Central Fund	787,786,717	146,295,179	35,014,934	5,617,211	(1,004,454)	226,039,706	1,124,102,214	23.1%
Fidelity Investment Grade Bond Central Fund	920,418,876	256,015,409	41,903,417	19,383,402	(471,938)	34,966,353	1,169,025,283	3.2%
Fidelity Real Estate Equity Central Fund	38,168,175	1,058,773	16,315,795	523,283	147,822	3,196,080	26,255,055	2.7%
Fidelity Securities Lending Cash Central Fund 4.87%	63,992,200	913,039,769	913,848,469	13,392	-	-	63,183,500	0.2%
Fidelity U.S. Equity Central Fund	2,468,179,513	84,250,577	325,240,815	52,312,016	6,566,437	319,299,805	2,553,055,517	16.2%
Total	5,308,637,437	1,889,972,890	1,763,160,144	112,546,483	(15,992,818)	661,977,856	6,081,435,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	4,343,731,546	4,343,731,546	-	-

Fixed-Income Central Funds	1,595,122,641	1,595,122,641	-	-

Money Market Central Funds	142,581,034	142,581,034	-	-

Other Short-Term Investments and Net Other Assets	23,709,602	-	23,709,602	-

Investment Companies	141,609,550	141,609,550	-	-
Total Investments in Securities:	6,246,754,373	6,223,044,771	23,709,602	-
Derivative Instruments:

Assets
Futures Contracts	10,037,519	10,037,519	-	-
Total Assets	10,037,519	10,037,519	-	-

Liabilities
Futures Contracts	(15,361,618)	(15,361,618)	-	-
Total Liabilities	(15,361,618)	(15,361,618)	-	-
Total Derivative Instruments:	(5,324,099)	(5,324,099)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	9,036,012	(15,361,618)
Total Equity Risk	9,036,012	(15,361,618)
Interest Rate Risk
Futures Contracts (a)	1,001,507	0
Total Interest Rate Risk	1,001,507	0
Total Value of Derivatives	10,037,519	(15,361,618)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 70%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,811,485) - See accompanying schedule:
Unaffiliated issuers (cost $174,327,202)	$165,319,152
Fidelity Central Funds (cost $4,328,540,326)	6,081,435,221

Total Investment in Securities (cost $4,502,867,528)		$6,246,754,373
Receivable for investments sold		3,968,165
Receivable for fund shares sold		1,897,385
Distributions receivable from Fidelity Central Funds		241,151
Prepaid expenses		3,017
Other receivables		4,191
Total assets		6,252,868,282
Liabilities
Payable to custodian bank	$4,826,731
Payable for investments purchased	50,521
Payable for fund shares redeemed	1,939,938
Accrued management fee	2,643,234
Distribution and service plan fees payable	96,265
Payable for daily variation margin on futures contracts	2,712,100
Other affiliated payables	619,296
Other payables and accrued expenses	43,133
Collateral on securities loaned	63,183,500
Total Liabilities		76,114,718
Net Assets		$6,176,753,564
Net Assets consist of:
Paid in capital		$4,891,400,434
Total accumulated earnings (loss)		1,285,353,130
Net Assets		$6,176,753,564

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($204,361,390 ÷ 8,576,342 shares) (a)		$23.83
Maximum offering price per share (100/94.25 of $23.83)		$25.28
Class M :
Net Asset Value and redemption price per share ($69,398,107 ÷ 2,911,401 shares) (a)		$23.84
Maximum offering price per share (100/96.50 of $23.84)		$24.70
Class C :
Net Asset Value and offering price per share ($32,226,030 ÷ 1,355,991 shares) (a)		$23.77
Asset Manager 70% :
Net Asset Value , offering price and redemption price per share ($3,854,707,235 ÷ 161,370,473 shares)		$23.89
Class I :
Net Asset Value , offering price and redemption price per share ($48,985,927 ÷ 2,049,266 shares)		$23.90
Class Z :
Net Asset Value , offering price and redemption price per share ($1,967,074,875 ÷ 82,485,032 shares)		$23.85
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$1,979,272
Interest		428,639
Income from Fidelity Central Funds (including $13,392 from security lending)		73,029,997
Total Income		75,437,908
Expenses
Management fee	$15,708,811
Transfer agent fees	2,968,567
Distribution and service plan fees	569,671
Accounting fees	667,982
Custodian fees and expenses	17,752
Independent trustees' fees and expenses	11,928
Registration fees	57,958
Audit	24,745
Legal	10,841
Miscellaneous	14,514
Total expenses before reductions	20,052,769
Expense reductions	(112,196)
Total expenses after reductions		19,940,573
Net Investment income (loss)		55,497,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(37,132,912)
Fidelity Central Funds	(15,992,818)
Futures contracts	18,609,561
Capital gain distributions from Fidelity Central Funds	39,516,486
Total net realized gain (loss)		5,000,317
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,013,138
Fidelity Central Funds	661,977,856
Futures contracts	(16,865,632)
Total change in net unrealized appreciation (depreciation)		690,125,362
Net gain (loss)		695,125,679
Net increase (decrease) in net assets resulting from operations		$750,623,014
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,497,335	$118,820,892
Net realized gain (loss)	5,000,317	351,046,181
Change in net unrealized appreciation (depreciation)	690,125,362	(1,801,796,030)
Net increase (decrease) in net assets resulting from operations	750,623,014	(1,331,928,957)
Distributions to shareholders	(369,551,537)	(197,081,541)
Share transactions - net increase (decrease)	263,622,022	166,143,423
Total increase (decrease) in net assets	644,693,499	(1,362,867,075)

Net Assets
Beginning of period	5,532,060,065	6,894,927,140
End of period	$6,176,753,564	$5,532,060,065

Financial Highlights
Fidelity Advisor Asset Manager® 70% Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.33	$28.33	$23.67	$22.21	$23.27	$22.26
Income from Investment Operations
Net investment income (loss) A,B	.18	.40	.21	.25	.27	.23
Net realized and unrealized gain (loss)	2.76	(5.69)	4.95	2.32	(.17)	1.59
Total from investment operations	2.94	(5.29)	5.16	2.57	.10	1.82
Distributions from net investment income	(.42)	(.31)	(.18)	(.28)	(.25)	(.19)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(1.44)	(.71)	(.50)	(1.11)	(1.16)	(.81)
Net asset value, end of period	$23.83	$22.33	$28.33	$23.67	$22.21	$23.27
Total Return C,D,E	13.51%	(19.23)%	21.99%	11.81%	1.16%	8.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	.96%	.96%	.99%	1.00%	1.00%
Expenses net of fee waivers, if any	.96% H	.96%	.96%	.98%	1.00%	1.00%
Expenses net of all reductions	.96% H	.96%	.96%	.98%	1.00%	1.00%
Net investment income (loss)	1.57% H	1.50%	.76%	1.11%	1.25%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$204,361	$179,830	$219,595	$179,404	$166,280	$155,622
Portfolio turnover rate I	25% H	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.30	$28.30	$23.65	$22.19	$23.24	$22.25
Income from Investment Operations
Net investment income (loss) A,B	.16	.33	.14	.19	.22	.17
Net realized and unrealized gain (loss)	2.75	(5.69)	4.96	2.33	(.17)	1.58
Total from investment operations	2.91	(5.36)	5.10	2.52	.05	1.75
Distributions from net investment income	(.35)	(.24)	(.13)	(.23)	(.19)	(.14)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(1.37)	(.64)	(.45)	(1.06)	(1.10)	(.76)
Net asset value, end of period	$23.84	$22.30	$28.30	$23.65	$22.19	$23.24
Total Return C,D,E	13.38%	(19.45)%	21.71%	11.56%	.90%	7.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.21% H	1.21%	1.21%	1.23%	1.24%	1.25%
Expenses net of fee waivers, if any	1.21% H	1.20%	1.21%	1.23%	1.24%	1.25%
Expenses net of all reductions	1.21% H	1.20%	1.21%	1.23%	1.24%	1.25%
Net investment income (loss)	1.32% H	1.25%	.51%	.87%	1.01%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$69,398	$62,915	$80,784	$69,250	$63,064	$61,587
Portfolio turnover rate I	25% H	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.18	$28.12	$23.50	$22.03	$23.06	$22.08
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	- C	.08	.11	.05
Net realized and unrealized gain (loss)	2.74	(5.66)	4.94	2.30	(.15)	1.57
Total from investment operations	2.83	(5.47)	4.94	2.38	(.04)	1.62
Distributions from net investment income	(.22)	(.07)	-	(.08)	(.07)	(.03)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(1.24)	(.47)	(.32)	(.91)	(.99) D	(.64) D
Net asset value, end of period	$23.77	$22.18	$28.12	$23.50	$22.03	$23.06
Total Return E,F,G	13.06%	(19.84)%	21.12%	10.98%	.42%	7.46%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.73% J	1.72%	1.72%	1.74%	1.75%	1.75%
Expenses net of fee waivers, if any	1.72% J	1.72%	1.72%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.72% J	1.72%	1.72%	1.74%	1.75%	1.75%
Net investment income (loss)	.81% J	.74%	-% K	.36%	.50%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$32,226	$29,116	$44,170	$40,240	$42,547	$63,398
Portfolio turnover rate L	25% J	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount represents less than .005%.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 70%

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.42	$28.43	$23.74	$22.27	$23.33	$22.33
Income from Investment Operations
Net investment income (loss) A,B	.22	.48	.29	.32	.34	.30
Net realized and unrealized gain (loss)	2.76	(5.70)	4.97	2.33	(.17)	1.58
Total from investment operations	2.98	(5.22)	5.26	2.65	.17	1.88
Distributions from net investment income	(.48)	(.39)	(.26)	(.35)	(.31)	(.26)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(1.51) C	(.79)	(.57) C	(1.18)	(1.23) C	(.88)
Net asset value, end of period	$23.89	$22.42	$28.43	$23.74	$22.27	$23.33
Total Return D,E	13.65%	(18.98)%	22.39%	12.14%	1.51%	8.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.67%	.66%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.67% H	.66%	.66%	.68%	.69%	.69%
Expenses net of all reductions	.67% H	.66%	.66%	.68%	.69%	.69%
Net investment income (loss)	1.86% H	1.79%	1.06%	1.42%	1.56%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$3,854,707	$3,518,486	$4,523,497	$5,203,794	$4,893,270	$5,088,118
Portfolio turnover rate I	25% H	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.43	$28.46	$23.75	$22.27	$23.33	$22.33
Income from Investment Operations
Net investment income (loss) A,B	.22	.47	.28	.31	.33	.29
Net realized and unrealized gain (loss)	2.75	(5.71)	4.98	2.34	(.17)	1.58
Total from investment operations	2.97	(5.24)	5.26	2.65	.16	1.87
Distributions from net investment income	(.48)	(.39)	(.24)	(.34)	(.30)	(.25)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(1.50)	(.79)	(.55) C	(1.17)	(1.22) C	(.87)
Net asset value, end of period	$23.90	$22.43	$28.46	$23.75	$22.27	$23.33
Total Return D,E	13.62%	(19.03)%	22.37%	12.14%	1.46%	8.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.69%	.69%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.70% H	.69%	.69%	.71%	.72%	.72%
Expenses net of all reductions	.70% H	.69%	.69%	.71%	.72%	.72%
Net investment income (loss)	1.83% H	1.76%	1.03%	1.39%	1.53%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$48,986	$43,240	$54,440	$38,396	$68,475	$74,682
Portfolio turnover rate I	25% H	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class Z

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$22.39	$28.41	$23.72	$22.26	$23.29
Income from Investment Operations
Net investment income (loss) B,C	.23	.49	.32	.33	.35
Net realized and unrealized gain (loss)	2.76	(5.68)	4.96	2.33	(.13)
Total from investment operations	2.99	(5.19)	5.28	2.66	.22
Distributions from net investment income	(.50)	(.42)	(.27)	(.37)	(.34)
Distributions from net realized gain	(1.02)	(.40)	(.32)	(.83)	(.91)
Total distributions	(1.53) D	(.83) D	(.59)	(1.20)	(1.25)
Net asset value, end of period	$23.85	$22.39	$28.41	$23.72	$22.26
Total Return E,F	13.72%	(18.94)%	22.48%	12.21%	1.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.59%	.59%	.61%	.62% I
Expenses net of fee waivers, if any	.59% I	.59%	.59%	.60%	.61% I
Expenses net of all reductions	.59% I	.59%	.59%	.60%	.61% I
Net investment income (loss)	1.94% I	1.86%	1.13%	1.49%	1.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,967,075	$1,698,474	$1,972,441	$28,723	$24,876
Portfolio turnover rate J	25% I	23%	20%	27%	41%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 85%
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	3.6
Microsoft Corp.	3.4
iShares 20+ Year Treasury Bond ETF	1.8
Alphabet, Inc. Class A	1.8
Amazon.com, Inc.	1.3
Exxon Mobil Corp.	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
iShares MSCI USA Minimum Volatility ETF	0.8
Meta Platforms, Inc. Class A	0.7
LVMH Moet Hennessy Louis Vuitton SE	0.6
16.0

Market Sectors (% of Fund's net assets)

Information Technology	17.0
Financials	16.6
Health Care	10.3
Consumer Discretionary	9.7
Industrials	9.3
Consumer Staples	6.2
Communication Services	6.0
Materials	3.9
Energy	3.8
Real Estate	2.6
Utilities	1.7
Financial Services	0.1

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Class * - (2.5)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
*Short Term Investments Class are not included in the pie chart.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 1.3%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 38.4% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Equity Central Funds - 85.1%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	443,728	42,917,339
Fidelity Emerging Markets Equity Central Fund (a)	1,924,067	370,613,817
Fidelity Hedged Equity Central Fund (a)	100,496	10,162,142
Fidelity International Equity Central Fund (a)	8,374,229	766,576,904
Fidelity Real Estate Equity Central Fund (a)	183,723	22,140,482
Fidelity U.S. Equity Central Fund (a)	15,449,720	1,728,978,201
TOTAL EQUITY CENTRAL FUNDS (Cost $1,964,930,759)		2,941,388,885

Fixed-Income Central Funds - 10.8%
	Shares	Value ($)
High Yield Fixed-Income Funds - 1.7%
Fidelity Emerging Markets Debt Central Fund (a)	1,679,150	12,711,165
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	408,797	36,419,761
Fidelity Floating Rate Central Fund (a)	115,145	11,086,148
TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,217,074
Investment Grade Fixed-Income Funds - 9.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	791,118	71,532,927
Fidelity International Credit Central Fund (a)	411,316	31,979,827
Fidelity Investment Grade Bond Central Fund (a)	2,122,024	210,080,365
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		313,593,119
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $396,250,100)		373,810,193

Money Market Central Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b)	23,181,128	23,185,764
Fidelity Securities Lending Cash Central Fund 4.87% (b)(c)	65,204,730	65,211,250
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $88,397,014)		88,397,014

U.S. Treasury Obligations - 0.4%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.41% to 4.93% 5/4/23 to 6/8/23 (e) (Cost $13,214,992)	13,310,000	13,221,363

Investment Companies - 3.1%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	591,422	62,909,559
iShares MSCI USA Minimum Volatility ETF (f)	362,118	26,340,463
VanEck Vectors Gold Miners ETF (f)	566,788	18,335,592
TOTAL INVESTMENT COMPANIES (Cost $118,702,771)		107,585,614

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,581,495,636)	3,524,403,069
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(66,450,603)
NET ASSETS - 100.0%	3,457,952,466

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,222	Jun 2023	128,096,150	5,395,498	5,395,498
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	112	Jun 2023	5,574,800	199,976	199,976

TOTAL EQUITY INDEX CONTRACTS					5,595,474

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	246	Jun 2023	26,938,922	570,302	570,302

TOTAL PURCHASED					6,165,776

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	660	Jun 2023	136,545,750	(8,008,427)	(8,008,427)

TOTAL FUTURES CONTRACTS					(1,842,651)
The notional amount of futures purchased as a percentage of Net Assets is 4.7%
The notional amount of futures sold as a percentage of Net Assets is 3.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,070,634.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	13,400,862	167,391,705	157,606,803	350,582	-	-	23,185,764	0.1%
Fidelity Commodity Strategy Central Fund	78,940,714	2,310,894	36,003,460	840,050	(5,459,422)	3,128,613	42,917,339	9.3%
Fidelity Emerging Markets Debt Central Fund	12,999,589	1,050,523	2,105,966	411,971	(306,014)	1,073,033	12,711,165	0.6%
Fidelity Emerging Markets Debt Local Currency Central Fund	8,467,097	26,172,671	-	23,053	-	1,779,993	36,419,761	13.2%
Fidelity Emerging Markets Equity Central Fund	292,726,440	67,693,419	30,577,671	4,823,506	(9,171,810)	49,943,439	370,613,817	16.3%
Fidelity Floating Rate Central Fund	26,789,150	1,561,282	17,936,425	1,011,948	(701,683)	1,373,824	11,086,148	0.6%
Fidelity Hedged Equity Central Fund	-	10,049,451	-	5,524	-	112,691	10,162,142	9.6%
Fidelity High Income Central Fund	-	28	4,821	45	4,793	-	-	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	63,761,519	15,153,445	3,586,697	6,888,421	(125,700)	(3,669,640)	71,532,927	11.4%
Fidelity International Credit Central Fund	42,225,958	2,431,705	11,475,273	1,650,776	(3,263,792)	2,061,229	31,979,827	9.1%
Fidelity International Equity Central Fund	580,772,173	65,200,233	38,381,175	3,939,557	(4,559,906)	163,545,579	766,576,904	15.8%
Fidelity Investment Grade Bond Central Fund	146,696,239	113,460,967	56,367,033	3,636,930	(4,516,853)	10,807,045	210,080,365	0.6%
Fidelity Real Estate Equity Central Fund	28,721,218	1,126,915	10,203,909	392,387	(11,795)	2,508,053	22,140,482	2.3%
Fidelity Securities Lending Cash Central Fund 4.87%	16,469,750	768,829,551	720,088,051	15,844	-	-	65,211,250	0.2%
Fidelity U.S. Equity Central Fund	1,623,482,375	101,626,119	214,775,249	35,560,027	5,083,989	213,560,967	1,728,978,201	11.0%
Total	2,935,453,084	1,344,058,908	1,299,112,533	59,550,621	(23,028,193)	446,224,826	3,403,596,092

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	2,941,388,885	2,941,388,885	-	-

Fixed-Income Central Funds	373,810,193	373,810,193	-	-

Money Market Central Funds	88,397,014	88,397,014	-	-

Other Short-Term Investments and Net Other Assets	13,221,363	-	13,221,363	-

Investment Companies	107,585,614	107,585,614	-	-
Total Investments in Securities:	3,524,403,069	3,511,181,706	13,221,363	-
Derivative Instruments:

Assets
Futures Contracts	6,165,776	6,165,776	-	-
Total Assets	6,165,776	6,165,776	-	-

Liabilities
Futures Contracts	(8,008,427)	(8,008,427)	-	-
Total Liabilities	(8,008,427)	(8,008,427)	-	-
Total Derivative Instruments:	(1,842,651)	(1,842,651)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,595,474	(8,008,427)
Total Equity Risk	5,595,474	(8,008,427)
Interest Rate Risk
Futures Contracts (a)	570,302	0
Total Interest Rate Risk	570,302	0
Total Value of Derivatives	6,165,776	(8,008,427)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 85%
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,636,353) - See accompanying schedule:
Unaffiliated issuers (cost $131,917,763)	$120,806,977
Fidelity Central Funds (cost $2,449,577,873)	3,403,596,092

Total Investment in Securities (cost $2,581,495,636)		$3,524,403,069
Receivable for investments sold		1,959,024
Receivable for fund shares sold		1,395,288
Distributions receivable from Fidelity Central Funds		71,782
Prepaid expenses		1,698
Total assets		3,527,830,861
Liabilities
Payable for fund shares redeemed	$1,356,357
Accrued management fee	1,477,559
Distribution and service plan fees payable	90,858
Payable for daily variation margin on futures contracts	1,325,777
Other affiliated payables	378,253
Other payables and accrued expenses	38,341
Collateral on securities loaned	65,211,250
Total Liabilities		69,878,395
Net Assets		$3,457,952,466
Net Assets consist of:
Paid in capital		$2,742,279,894
Total accumulated earnings (loss)		715,672,572
Net Assets		$3,457,952,466

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($197,887,655 ÷ 9,064,890 shares) (a)		$21.83
Maximum offering price per share (100/94.25 of $21.83)		$23.16
Class M :
Net Asset Value and redemption price per share ($45,856,745 ÷ 2,115,938 shares) (a)		$21.67
Maximum offering price per share (100/96.50 of $21.67)		$22.46
Class C :
Net Asset Value and offering price per share ($39,934,412 ÷ 1,863,448 shares) (a)		$21.43
Asset Manager 85% :
Net Asset Value , offering price and redemption price per share ($1,907,130,529 ÷ 86,312,777 shares)		$22.10
Class I :
Net Asset Value , offering price and redemption price per share ($58,288,588 ÷ 2,646,496 shares)		$22.02
Class Z :
Net Asset Value , offering price and redemption price per share ($1,208,854,537 ÷ 55,032,869 shares)		$21.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends		$1,249,544
Interest		239,960
Income from Fidelity Central Funds (including $15,844 from security lending)		33,263,134
Total Income		34,752,638
Expenses
Management fee	$8,834,934
Transfer agent fees	1,790,009
Distribution and service plan fees	538,362
Accounting fees	430,704
Custodian fees and expenses	13,518
Independent trustees' fees and expenses	6,711
Registration fees	53,434
Audit	24,715
Legal	6,109
Interest	1,696
Miscellaneous	8,175
Total expenses before reductions	11,708,367
Expense reductions	(63,071)
Total expenses after reductions		11,645,296
Net Investment income (loss)		23,107,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,561,010)
Fidelity Central Funds	(23,028,193)
Futures contracts	7,806,524
Capital gain distributions from Fidelity Central Funds	26,287,487
Total net realized gain (loss)		(9,495,192)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	24,957,104
Fidelity Central Funds	446,224,826
Futures contracts	(2,767,834)
Total change in net unrealized appreciation (depreciation)		468,414,096
Net gain (loss)		458,918,904
Net increase (decrease) in net assets resulting from operations		$482,026,246
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,107,342	$57,022,306
Net realized gain (loss)	(9,495,192)	172,237,074
Change in net unrealized appreciation (depreciation)	468,414,096	(1,059,883,711)
Net increase (decrease) in net assets resulting from operations	482,026,246	(830,624,331)
Distributions to shareholders	(159,424,150)	(128,057,101)
Share transactions - net increase (decrease)	49,260,546	242,638,642
Total increase (decrease) in net assets	371,862,642	(716,042,790)

Net Assets
Beginning of period	3,086,089,824	3,802,132,614
End of period	$3,457,952,466	$3,086,089,824

Financial Highlights
Fidelity Advisor Asset Manager® 85% Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.79	$25.79	$20.73	$19.30	$20.36	$19.02
Income from Investment Operations
Net investment income (loss) A,B	.12	.30	.16	.19	.20	.16
Net realized and unrealized gain (loss)	2.91	(5.52)	5.31	2.29	(.37)	1.77
Total from investment operations	3.03	(5.22)	5.47	2.48	(.17)	1.93
Distributions from net investment income	(.32)	(.24)	(.13)	(.22)	(.17)	(.14)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)	(.45)
Total distributions	(.99)	(.78)	(.41)	(1.05) C	(.89)	(.59)
Net asset value, end of period	$21.83	$19.79	$25.79	$20.73	$19.30	$20.36
Total Return D,E,F	15.63%	(21.00)%	26.59%	13.11%	(.11)%	10.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.97%	.98%	1.00%	1.01%	1.02%
Expenses net of fee waivers, if any	.98% I	.97%	.98%	.99%	1.01%	1.02%
Expenses net of all reductions	.98% I	.97%	.98%	.99%	1.01%	1.02%
Net investment income (loss)	1.10% I	1.24%	.64%	.97%	1.06%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$197,888	$165,075	$191,715	$143,117	$125,168	$115,447
Portfolio turnover rate J	29% I	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.62	$25.58	$20.57	$19.17	$20.22	$18.91
Income from Investment Operations
Net investment income (loss) A,B	.09	.24	.09	.14	.15	.10
Net realized and unrealized gain (loss)	2.89	(5.48)	5.28	2.27	(.36)	1.75
Total from investment operations	2.98	(5.24)	5.37	2.41	(.21)	1.85
Distributions from net investment income	(.26)	(.18)	(.08)	(.18)	(.13)	(.09)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)	(.45)
Total distributions	(.93)	(.72)	(.36)	(1.01) C	(.84) C	(.54)
Net asset value, end of period	$21.67	$19.62	$25.58	$20.57	$19.17	$20.22
Total Return D,E,F	15.46%	(21.21)%	26.30%	12.81%	(.35)%	9.94%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.23% I	1.22%	1.23%	1.25%	1.27%	1.29%
Expenses net of fee waivers, if any	1.22% I	1.22%	1.23%	1.25%	1.27%	1.29%
Expenses net of all reductions	1.22% I	1.22%	1.23%	1.25%	1.27%	1.29%
Net investment income (loss)	.85% I	1.00%	.39%	.72%	.80%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$45,857	$42,034	$54,864	$40,604	$33,611	$31,371
Portfolio turnover rate J	29% I	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.36	$25.24	$20.31	$18.92	$19.95	$18.65
Income from Investment Operations
Net investment income (loss) A,B	.03	.11	(.03)	.04	.06	.01
Net realized and unrealized gain (loss)	2.86	(5.42)	5.21	2.24	(.35)	1.74
Total from investment operations	2.89	(5.31)	5.18	2.28	(.29)	1.75
Distributions from net investment income	(.15)	(.03)	-	(.06)	(.02)	- C
Distributions from net realized gain	(.67)	(.54)	(.25)	(.84)	(.72)	(.45)
Total distributions	(.82)	(.57)	(.25)	(.89) D	(.74)	(.45)
Net asset value, end of period	$21.43	$19.36	$25.24	$20.31	$18.92	$19.95
Total Return E,F,G	15.16%	(21.61)%	25.65%	12.25%	(.88)%	9.51%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.74% J	1.74%	1.74%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.74% J	1.73%	1.74%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.74% J	1.73%	1.74%	1.76%	1.77%	1.77%
Net investment income (loss)	.33% J	.48%	(.13)%	.21%	.30%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$39,934	$36,141	$49,896	$44,510	$40,909	$50,588
Portfolio turnover rate K	29% J	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 85%

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.05	$26.10	$20.96	$19.50	$20.56	$19.20
Income from Investment Operations
Net investment income (loss) A,B	.15	.37	.23	.25	.26	.22
Net realized and unrealized gain (loss)	2.95	(5.58)	5.38	2.32	(.38)	1.78
Total from investment operations	3.10	(5.21)	5.61	2.57	(.12)	2.00
Distributions from net investment income	(.38)	(.30)	(.19)	(.27)	(.23)	(.19)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)	(.45)
Total distributions	(1.05)	(.84)	(.47)	(1.11)	(.94) C	(.64)
Net asset value, end of period	$22.10	$20.05	$26.10	$20.96	$19.50	$20.56
Total Return D,E	15.79%	(20.76)%	27.00%	13.44%	.21%	10.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.69%	.68%	.69%	.71%	.71%
Expenses net of fee waivers, if any	.69% H	.68%	.68%	.69%	.71%	.71%
Expenses net of all reductions	.69% H	.68%	.68%	.69%	.71%	.71%
Net investment income (loss)	1.38% H	1.53%	.94%	1.28%	1.36%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,907,131	$1,697,192	$2,185,948	$2,520,790	$2,278,919	$2,377,705
Portfolio turnover rate I	29% H	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.99	$26.03	$20.91	$19.45	$20.50	$19.15
Income from Investment Operations
Net investment income (loss) A,B	.15	.36	.22	.24	.25	.21
Net realized and unrealized gain (loss)	2.93	(5.56)	5.36	2.32	(.37)	1.78
Total from investment operations	3.08	(5.20)	5.58	2.56	(.12)	1.99
Distributions from net investment income	(.38)	(.30)	(.18)	(.26)	(.21)	(.19)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)	(.45)
Total distributions	(1.05)	(.84)	(.46)	(1.10)	(.93)	(.64)
Net asset value, end of period	$22.02	$19.99	$26.03	$20.91	$19.45	$20.50
Total Return C,D	15.72%	(20.78)%	26.93%	13.40%	.15%	10.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.71%	.71%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.72% G	.71%	.71%	.72%	.74%	.75%
Expenses net of all reductions	.72% G	.71%	.71%	.72%	.74%	.75%
Net investment income (loss)	1.36% G	1.50%	.90%	1.25%	1.33%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$58,289	$51,528	$60,989	$31,606	$39,115	$54,135
Portfolio turnover rate H	29% G	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class Z

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$19.95	$25.99	$20.87	$19.43	$20.45
Income from Investment Operations
Net investment income (loss) B,C	.16	.39	.26	.26	.27
Net realized and unrealized gain (loss)	2.93	(5.55)	5.34	2.31	(.32)
Total from investment operations	3.09	(5.16)	5.60	2.57	(.05)
Distributions from net investment income	(.40)	(.34)	(.21)	(.30)	(.25)
Distributions from net realized gain	(.67)	(.54)	(.28)	(.84)	(.72)
Total distributions	(1.07)	(.88)	(.48) D	(1.13) D	(.97)
Net asset value, end of period	$21.97	$19.95	$25.99	$20.87	$19.43
Total Return E,F	15.84%	(20.71)%	27.11%	13.50%	.54%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60% I	.60%	.60%	.61%	.62% I
Expenses net of fee waivers, if any	.60% I	.59%	.60%	.61%	.62% I
Expenses net of all reductions	.60% I	.59%	.60%	.61%	.62% I
Net investment income (loss)	1.48% I	1.62%	1.01%	1.36%	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,208,855	$1,094,119	$1,258,721	$24,683	$23,286
Portfolio turnover rate J	29% I	27%	18%	41%	47%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	0.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Loans & Direct Debt Instruments	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	0.03%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Loans & Direct Debt Instruments	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Futures Options Restricted Securities Swaps Forward Foreign Currency Contracts	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks high total return by normally
investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.
			Foreign Securities Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2023, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	148,116
Fidelity Asset Manager 70%	4,191

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$5,561,799,651	$405,202,096	$ (329,074,046)	$76,128,050
Fidelity Asset Manager 30%	2,136,092,532	185,779,126	(146,584,530)	39,194,596
Fidelity Asset Manager 40%	2,079,203,940	269,073,554	(129,111,822)	139,961,732
Fidelity Asset Manager 50%	8,272,059,998	1,722,782,984	(467,960,902)	1,254,822,082
Fidelity Asset Manager 60%	3,094,634,721	878,064,125	(111,575,650)	766,488,475
Fidelity Asset Manager 70%	5,015,207,113	1,435,659,035	(209,435,874)	1,226,223,161
Fidelity Asset Manager 85%	2,798,514,093	827,811,307	(103,764,982)	724,046,325

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$20,173,782	$(59,708,042)
Total Equity Risk	20,173,782	(59,708,042)
Interest Rate Risk
Futures Contracts	(1,158,188)	1,012,927
Total Interest Rate Risk	(1,158,188)	1,012,927
Totals	$19,015,594	$(58,695,115)
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$9,244,111	$(25,807,173)
Total Equity Risk	9,244,111	(25,807,173)
Interest Rate Risk
Futures Contracts	(469,331)	390,299
Total Interest Rate Risk	(469,331)	390,299
Totals	$8,774,780	$(25,416,874)
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$9,250,508	$(25,211,738)
Total Equity Risk	9,250,508	(25,211,738)
Interest Rate Risk
Futures Contracts	(462,471)	396,877
Total Interest Rate Risk	(462,471)	396,877
Totals	$8,788,037	$(24,814,861)
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$34,709,448	$(95,464,944)
Total Equity Risk	34,709,448	(95,464,944)
Interest Rate Risk
Futures Contracts	(1,924,011)	1,706,027
Total Interest Rate Risk	(1,924,011)	1,706,027
Totals	$32,785,437	$(93,758,917)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$13,745,216	$(9,370,005)
Total Equity Risk	13,745,216	(9,370,005)
Interest Rate Risk
Futures Contracts	(741,430)	680,041
Total Interest Rate Risk	(741,430)	680,041
Totals	$13,003,786	$(8,689,964)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$19,782,850	$(17,963,863)
Total Equity Risk	19,782,850	(17,963,863)
Interest Rate Risk
Futures Contracts	(1,173,289)	1,098,231
Total Interest Rate Risk	(1,173,289)	1,098,231
Totals	$18,609,561	$(16,865,632)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$8,459,522	$(3,392,191)
Total Equity Risk	8,459,522	(3,392,191)
Interest Rate Risk
Futures Contracts	(652,998)	624,357
Total Interest Rate Risk	(652,998)	624,357
Totals	$7,806,524	$(2,767,834)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	863,666,495	788,020,113
Fidelity Asset Manager 30%	289,451,463	382,881,751
Fidelity Asset Manager 40%	288,664,747	355,341,402
Fidelity Asset Manager 50%	1,213,913,958	1,469,538,401
Fidelity Asset Manager 60%	501,782,106	512,315,218
Fidelity Asset Manager 70%	744,735,025	771,339,931
Fidelity Asset Manager 85%	479,195,339	531,463,754
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.10%	.40%
Fidelity Asset Manager 30%	.30%	.10%	.40%
Fidelity Asset Manager 40%	.30%	.10%	.40%
Fidelity Asset Manager 50%	.25%	.23%	.48%
Fidelity Asset Manager 60%	.30%	.23%	.53%
Fidelity Asset Manager 70%	.30%	.23%	.53%
Fidelity Asset Manager 85%	.30%	.23%	.53%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	- %	.25%	$71,199	$4,138
Class M	.25%	.25%	68,922	472
Class C	.75%	.25%	96,743	11,110
			$236,864	$15,720
Fidelity Asset Manager 30%
Class A	- %	.25%	$90,765	$3,097
Class M	.25%	.25%	56,606	370
Class C	.75%	.25%	120,499	14,923
			$267,870	$18,390
Fidelity Asset Manager 40%
Class A	- %	.25%	$90,561	$1,274
Class M	.25%	.25%	32,640	269
Class C	.75%	.25%	97,689	13,136
			$220,890	$14,679
Fidelity Asset Manager 50%
Class A	- %	.25%	$147,621	$5,409
Class M	.25%	.25%	126,264	1,005
Class C	.75%	.25%	160,041	15,385
			$433,926	$21,799
Fidelity Asset Manager 60%
Class A	- %	.25%	$186,716	$3,479
Class M	.25%	.25%	116,402	915
Class C	.75%	.25%	167,507	17,645
			$470,625	$22,039
Fidelity Asset Manager 70%
Class A	- %	.25%	$245,030	$4,255
Class M	.25%	.25%	168,428	1,277
Class C	.75%	.25%	156,213	22,595
			$569,671	$28,127
Fidelity Asset Manager 85%
Class A	- %	.25%	$231,435	$1,932
Class M	.25%	.25%	112,622	961
Class C	.75%	.25%	194,305	32,400
			$538,362	$35,293

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$17,387
Class M	3,468
Class C A	1,576
$22,431
Fidelity Asset Manager 30%
Class A	$5,821
Class M	2,119
Class C A	1,186
$9,126
Fidelity Asset Manager 40%
Class A	$8,781
Class M	6,286
Class C A	816
$15,883
Fidelity Asset Manager 50%
Class A	$29,393
Class M	2,882
Class C A	1,653
$33,928
Fidelity Asset Manager 60%
Class A	$24,203
Class M	3,114
Class C A	2,399
$29,716
Fidelity Asset Manager 70%
Class A	$80,548
Class M	6,294
Class C A	3,640
$90,482
Fidelity Asset Manager 85%
Class A	$191,908
Class M	3,703
Class C A	5,094
$200,705

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Fidelity Asset Manager 20%
Class A	$40,198.14
Class M	19,499.14
Class C	13,942.14
Asset Manager 20%	1,565,375.08
Class I	18,647.13
Class Z	438,121.05
	$2,095,782
Fidelity Asset Manager 30%
Class A	$46,770.13
Class M	14,798.13
Class C	17,439.14
Asset Manager 30%	665,894.08
Class I	20,613.14
Class Z	107,707.05
	$873,221
Fidelity Asset Manager 40%
Class A	$49,127.14
Class M	8,028.12
Class C	14,651.15
Asset Manager 40%	658,554.09
Class I	24,159.14
Class Z	135,144.05
	$889,663
Fidelity Asset Manager 50%
Class A	$97,797.17
Class M	39,463.16
Class C	27,151.17
Asset Manager 50%	4,392,206.12
Class I	41,226.14
Class Z	380,459.04
	$4,978,302
Fidelity Asset Manager 60%
Class A	$134,541.18
Class M	39,838.17
Class C	33,188.20
Asset Manager 60%	1,220,548.12
Class I	90,855.18
Class Z	278,273.04
	$1,797,243
Fidelity Asset Manager 70%
Class A	$161,461.16
Class M	53,200.16
Class C	27,060.17
Asset Manager 70%	2,299,990.12
Class I	35,027.15
Class Z	391,829.04
	$2,968,567
Fidelity Asset Manager 85%
Class A	$ 157,872.17
Class M	37,819.17
Class C	35,404.18
Asset Manager 85%	1,264,299.14
Class I	44,833.16
Class Z	249,782.04
	$1,790,009

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.03
Fidelity Asset Manager 70%	.02
Fidelity Asset Manager 85%	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Asset Manager 20%	$4
Fidelity Asset Manager 30%	2
Fidelity Asset Manager 40%	2
Fidelity Asset Manager 50%	7
Fidelity Asset Manager 60%	3
Fidelity Asset Manager 70%	4
Fidelity Asset Manager 85%	2

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 85%	Borrower	$5,008,000	4.07%	$1,696

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Asset Manager 20%	$7,983
Fidelity Asset Manager 30%	3,183
Fidelity Asset Manager 40%	3,173
Fidelity Asset Manager 50%	13,444
Fidelity Asset Manager 60%	5,287
Fidelity Asset Manager 70%	8,469
Fidelity Asset Manager 85%	4,772

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Asset Manager 20%	$172	$-	$-
Fidelity Asset Manager 30%	$181	$-	$-
Fidelity Asset Manager 40%	$181	$-	$-
Fidelity Asset Manager 50%	$871	$-	$-
Fidelity Asset Manager 60%	$556	$-	$-
Fidelity Asset Manager 70%	$1,427	$-	$-
Fidelity Asset Manager 85%	$1,708	$-	$-

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Asset Manager 20%	$-	$-
Class A	-	$55
Class M	-	359
Class C	-	25
Fidelity Asset Manager 30%	-	-
Class M	-	140
Class C	-	19
Fidelity Asset Manager 40%	-	-
Class A	-	8
Class M	-	54
Fidelity Asset Manager 50%	-	-
Class M	-	277
Fidelity Asset Manager 60%	-	-
Class M	-	187
Fidelity Asset Manager 70%	-	-
Class M	-	66
Fidelity Asset Manager 85%	15	-
Class M	-	147

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$57,214
Fidelity Asset Manager 30%	23,109
Fidelity Asset Manager 40%	22,866
Fidelity Asset Manager 50%	178,938
Fidelity Asset Manager 60%	70,112
Fidelity Asset Manager 70%	112,130
Fidelity Asset Manager 85%	62,909

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$2,109,254	$991,390
Class M	977,829	421,840
Class C	649,959	250,693
Asset Manager 20%	141,979,792	85,201,958
Class I	1,074,025	564,762
Class Z	67,691,114	34,570,193
Total	$214,481,973	$122,000,836
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$2,879,486	$1,450,459
Class M	882,548	413,081
Class C	880,253	398,808
Asset Manager 30%	67,275,456	44,055,920
Class I	1,128,188	1,487,743
Class Z	17,922,739	10,317,674
Total	$90,968,670	$58,123,685
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	3,392,274	$1,639,380
Class M	605,521	277,419
Class C	850,399	395,975
Asset Manager 40%	75,322,994	45,248,272
Class I	1,709,476	1,013,722
Class Z	26,179,291	14,531,162
Total	$108,059,955	$63,105,930
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$6,769,754	$3,721,847
Class M	2,824,180	1,484,787
Class C	1,719,660	1,078,039
Asset Manager 50%	429,155,365	273,464,153
Class I	3,362,774	2,421,243
Class Z	106,319,553	63,662,925
Total	$550,151,286	$345,832,994
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$5,829,870	$3,902,281
Class M	1,719,076	1,101,083
Class C	1,017,325	858,414
Asset Manager 60%	86,418,079	63,251,257
Class I	4,209,470	2,945,047
Class Z	57,000,860	42,100,720
Total	$156,194,680	$114,158,802
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$11,630,364	$5,556,535
Class M	3,792,389	1,832,295
Class C	1,619,138	693,159
Asset Manager 70%	232,428,831	125,547,326
Class I	2,972,044	1,586,971
Class Z	117,108,771	61,865,255
Total	$369,551,537	$197,081,541
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$8,386,513	$5,950,158
Class M	1,930,817	1,556,477
Class C	1,489,984	1,116,460
Asset Manager 85%	87,417,456	70,669,724
Class I	2,665,270	1,988,931
Class Z	57,534,110	46,775,351
Total	$159,424,150	$128,057,101

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2023	Year ended September 30, 2022	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Asset Manager 20%
Class A
Shares sold	339,200	1,213,628	$4,385,401	$17,161,109
Reinvestment of distributions	160,622	67,107	2,048,249	958,183
Shares redeemed	(538,803)	(1,102,850)	(6,983,697)	(15,442,378)
Net increase (decrease)	(38,981)	177,885	$(550,047)	$2,676,914
Class M
Shares sold	140,331	260,742	$1,804,511	$3,700,387
Reinvestment of distributions	76,466	29,459	972,076	421,152
Shares redeemed	(126,137)	(321,181)	(1,624,753)	(4,514,288)
Net increase (decrease)	90,660	(30,980)	$1,151,834	$(392,749)
Class C
Shares sold	106,857	781,490	$1,371,622	$11,016,567
Reinvestment of distributions	51,075	17,269	644,337	247,715
Shares redeemed	(221,913)	(1,021,837)	(2,847,361)	(13,973,536)
Net increase (decrease)	(63,981)	(223,078)	$(831,402)	$(2,709,254)
Asset Manager 20%
Shares sold	7,958,636	34,537,085	$103,130,423	$493,333,788
Reinvestment of distributions	10,502,509	5,685,424	134,169,451	81,364,653
Shares redeemed	(29,832,407)	(69,009,967)	(386,860,073)	(964,227,064)
Net increase (decrease)	(11,371,262)	(28,787,458)	$(149,560,199)	$(389,528,623)
Class I
Shares sold	463,611	1,039,602	$6,013,458	$14,594,278
Reinvestment of distributions	80,375	36,840	1,026,746	525,188
Shares redeemed	(514,964)	(1,004,799)	(6,675,127)	(14,055,036)
Net increase (decrease)	29,022	71,643	$365,077	$1,064,430
Class Z
Shares sold	28,716,561	58,153,285	$372,705,656	$852,912,615
Reinvestment of distributions	5,295,330	2,420,374	67,595,679	34,545,167
Shares redeemed	(13,892,489)	(39,079,978)	(180,337,194)	(547,996,639)
Net increase (decrease)	20,119,402	21,493,681	$259,964,141	$339,461,143
Fidelity Asset Manager 30%
Class A
Shares sold	411,108	1,638,808	$4,500,837	$20,111,023
Reinvestment of distributions	262,107	114,874	2,831,330	1,424,987
Shares redeemed	(785,849)	(1,185,055)	(8,684,844)	(14,197,922)
Net increase (decrease)	(112,634)	568,627	$(1,352,677)	$7,338,088
Class M
Shares sold	119,779	492,689	$1,328,099	$6,024,847
Reinvestment of distributions	81,827	33,190	882,138	412,720
Shares redeemed	(233,302)	(506,164)	(2,559,955)	(6,083,193)
Net increase (decrease)	(31,696)	19,715	$(349,718)	$354,374
Class C
Shares sold	103,482	621,466	$1,121,213	$7,670,984
Reinvestment of distributions	82,461	31,982	880,164	398,765
Shares redeemed	(307,680)	(913,951)	(3,344,689)	(10,932,489)
Net increase (decrease)	(121,737)	(260,503)	$(1,343,312)	$(2,862,740)
Asset Manager 30%
Shares sold	4,562,611	25,304,829	$50,245,426	$313,879,604
Reinvestment of distributions	5,828,702	3,362,693	62,921,195	41,729,028
Shares redeemed	(18,644,778)	(50,063,881)	(205,159,780)	(603,305,981)
Net increase (decrease)	(8,253,465)	(21,396,359)	$(91,993,159)	$(247,697,349)
Class I
Shares sold	2,099,019	927,221	$23,558,077	$11,540,764
Reinvestment of distributions	100,073	115,131	1,080,234	1,427,504
Shares redeemed	(2,556,974)	(4,219,686)	(28,333,571)	(48,105,245)
Net increase (decrease)	(357,882)	(3,177,334)	$(3,695,260)	$(35,136,977)
Class Z
Shares sold	4,658,314	9,286,612	$51,380,402	$116,583,512
Reinvestment of distributions	1,653,947	829,481	17,855,013	10,268,903
Shares redeemed	(3,067,227)	(10,199,285)	(33,857,952)	(123,276,606)
Net increase (decrease)	3,245,034	(83,192)	$35,377,463	$3,575,809
Fidelity Asset Manager 40%
Class A
Shares sold	433,266	1,624,250	$5,090,704	$21,547,853
Reinvestment of distributions	295,998	120,588	3,389,727	1,637,134
Shares redeemed	(729,912)	(1,013,908)	(8,568,381)	(13,044,713)
Net increase (decrease)	(648)	730,930	$(87,950)	$10,140,274
Class M
Shares sold	117,425	141,483	$1,394,276	$1,854,906
Reinvestment of distributions	51,892	19,968	593,730	272,231
Shares redeemed	(79,511)	(163,695)	(935,199)	(2,112,478)
Net increase (decrease)	89,806	(2,244)	$1,052,807	$14,659
Class C
Shares sold	98,611	445,803	$1,156,133	$5,889,712
Reinvestment of distributions	74,383	28,802	847,964	395,493
Shares redeemed	(283,618)	(709,727)	(3,314,388)	(9,131,451)
Net increase (decrease)	(110,624)	(235,122)	$(1,310,291)	$(2,846,246)
Asset Manager 40%
Shares sold	5,088,750	30,122,919	$59,822,435	$400,913,648
Reinvestment of distributions	6,078,750	3,151,983	69,552,916	42,769,069
Shares redeemed	(15,866,682)	(33,206,313)	(186,434,858)	(429,561,437)
Net increase (decrease)	(4,699,182)	68,589	$(57,059,507)	$14,121,280
Class I
Shares sold	486,724	833,599	$5,724,187	$10,882,785
Reinvestment of distributions	127,034	60,145	1,454,542	815,909
Shares redeemed	(472,820)	(957,436)	(5,535,230)	(12,321,248)
Net increase (decrease)	140,938	(63,692)	$1,643,499	$(622,554)
Class Z
Shares sold	4,768,193	8,734,021	$55,705,367	$118,135,811
Reinvestment of distributions	2,284,750	1,070,159	26,141,858	14,495,871
Shares redeemed	(3,329,439)	(6,274,751)	(39,183,622)	(80,857,226)
Net increase (decrease)	3,723,504	3,529,429	$42,663,603	$51,774,456
Fidelity Asset Manager 50%
Class A
Shares sold	527,234	1,097,694	$9,578,264	$22,893,055
Reinvestment of distributions	371,346	166,313	6,574,277	3,608,779
Shares redeemed	(572,333)	(1,126,804)	(10,458,709)	(22,919,785)
Net increase (decrease)	326,247	137,203	$5,693,832	$3,582,049
Class M
Shares sold	154,979	406,424	$2,820,508	$8,571,943
Reinvestment of distributions	159,444	68,192	2,820,862	1,483,171
Shares redeemed	(210,240)	(399,715)	(3,861,125)	(8,135,490)
Net increase (decrease)	104,183	74,901	$1,780,245	$1,919,624
Class C
Shares sold	91,014	356,481	$1,648,650	$7,555,005
Reinvestment of distributions	96,908	48,862	1,698,976	1,064,828
Shares redeemed	(290,313)	(947,734)	(5,262,968)	(19,409,950)
Net increase (decrease)	(102,391)	(542,391)	$(1,915,342)	$(10,790,117)
Asset Manager 50%
Shares sold	7,676,966	27,309,440	$141,299,969	$577,432,799
Reinvestment of distributions	22,772,252	11,987,047	404,978,547	260,572,763
Shares redeemed	(30,616,347)	(61,543,211)	(562,886,637)	(1,266,134,074)
Net increase (decrease)	(167,129)	(22,246,724)	$(16,608,121)	$(428,128,512)
Class I
Shares sold	269,376	643,396	$4,923,948	$13,349,939
Reinvestment of distributions	175,750	102,735	3,118,781	2,227,359
Shares redeemed	(830,026)	(1,045,348)	(15,266,773)	(20,852,276)
Net increase (decrease)	(384,900)	(299,217)	$(7,224,044)	$(5,274,978)
Class Z
Shares sold	8,779,789	14,429,540	$160,603,647	$317,156,617
Reinvestment of distributions	5,995,269	2,940,624	106,266,274	63,625,470
Shares redeemed	(6,168,756)	(12,520,527)	(112,900,596)	(254,971,772)
Net increase (decrease)	8,606,302	4,849,637	$153,969,325	$125,810,315
Fidelity Asset Manager 60%
Class A
Shares sold	669,360	1,933,013	$8,942,943	$28,794,422
Reinvestment of distributions	442,750	238,708	5,742,465	3,845,582
Shares redeemed	(787,163)	(1,739,346)	(10,512,566)	(25,611,081)
Net increase (decrease)	324,947	432,375	$4,172,842	$7,028,923
Class M
Shares sold	120,260	404,590	$1,588,489	$5,941,698
Reinvestment of distributions	132,108	68,230	1,705,515	1,094,411
Shares redeemed	(223,244)	(437,923)	(2,986,941)	(6,435,330)
Net increase (decrease)	29,124	34,897	$307,063	$600,779
Class C
Shares sold	241,264	761,108	$3,159,440	$11,638,028
Reinvestment of distributions	79,236	53,957	1,013,431	856,301
Shares redeemed	(442,077)	(1,764,942)	(5,742,284)	(25,816,724)
Net increase (decrease)	(121,577)	(949,877)	$(1,569,413)	$(13,322,395)
Asset Manager 60%
Shares sold	10,118,988	24,399,337	$135,538,075	$372,698,318
Reinvestment of distributions	6,154,563	3,711,829	80,193,953	60,094,504
Shares redeemed	(13,762,778)	(28,208,147)	(184,869,236)	(417,194,958)
Net increase (decrease)	2,510,773	(96,981)	$30,862,792	$15,597,864
Class I
Shares sold	504,939	1,457,978	$6,827,725	$21,857,509
Reinvestment of distributions	316,435	178,293	4,126,312	2,888,342
Shares redeemed	(701,530)	(1,387,591)	(9,478,038)	(20,572,676)
Net increase (decrease)	119,844	248,680	$1,475,999	$4,173,175
Class Z
Shares sold	5,877,968	20,950,179	$79,056,293	$332,907,746
Reinvestment of distributions	4,361,118	2,601,636	56,781,753	42,068,451
Shares redeemed	(6,577,061)	(14,604,794)	(88,066,293)	(212,747,799)
Net increase (decrease)	3,662,025	8,947,021	$47,771,753	$162,228,398
Fidelity Asset Manager 70%
Class A
Shares sold	552,335	1,232,167	$12,947,247	$32,684,583
Reinvestment of distributions	497,456	185,884	11,227,571	5,366,481
Shares redeemed	(526,093)	(1,115,506)	(12,319,198)	(29,516,026)
Net increase (decrease)	523,698	302,545	$11,855,620	$8,535,038
Class M
Shares sold	140,392	365,881	$3,304,791	$9,976,911
Reinvestment of distributions	166,294	62,819	3,756,587	1,814,208
Shares redeemed	(216,238)	(462,420)	(5,012,878)	(12,080,636)
Net increase (decrease)	90,448	(33,720)	$2,048,500	$(289,517)
Class C
Shares sold	136,735	244,063	$3,208,529	$6,432,819
Reinvestment of distributions	71,764	24,031	1,618,279	692,811
Shares redeemed	(165,459)	(526,175)	(3,857,503)	(14,054,121)
Net increase (decrease)	43,040	(258,081)	$969,305	$(6,928,491)
Asset Manager 70%
Shares sold	5,248,018	13,461,929	$123,868,996	$363,284,018
Reinvestment of distributions	9,702,638	4,176,392	219,376,640	120,739,485
Shares redeemed	(10,542,782)	(19,789,580)	(248,483,246)	(523,368,127)
Net increase (decrease)	4,407,874	(2,151,259)	$94,762,390	$(39,344,624)
Class I
Shares sold	272,613	611,462	$6,405,383	$16,733,716
Reinvestment of distributions	123,913	52,797	2,804,156	1,527,414
Shares redeemed	(275,100)	(649,608)	(6,405,228)	(17,306,780)
Net increase (decrease)	121,426	14,651	$2,804,311	$954,350
Class Z
Shares sold	5,053,830	11,306,690	$118,922,338	$323,885,349
Reinvestment of distributions	5,183,731	2,141,090	116,996,811	61,791,848
Shares redeemed	(3,607,735)	(7,017,762)	(84,737,253)	(182,460,530)
Net increase (decrease)	6,629,826	6,430,018	$151,181,896	$203,216,667
Fidelity Asset Manager 85%
Class A
Shares sold	880,607	1,954,912	$18,669,647	$46,844,607
Reinvestment of distributions	406,693	223,610	8,349,398	5,909,999
Shares redeemed	(562,540)	(1,270,677)	(11,980,477)	(30,396,928)
Net increase (decrease)	724,760	907,845	$15,038,568	$22,357,678
Class M
Shares sold	107,439	294,786	$2,280,650	$7,228,937
Reinvestment of distributions	94,377	59,085	1,924,349	1,550,980
Shares redeemed	(228,207)	(356,369)	(4,866,649)	(8,566,938)
Net increase (decrease)	(26,391)	(2,498)	$(661,650)	$212,979
Class C
Shares sold	174,249	372,668	$3,638,035	$8,760,605
Reinvestment of distributions	73,597	42,825	1,485,932	1,113,453
Shares redeemed	(251,343)	(525,731)	(5,237,669)	(12,376,554)
Net increase (decrease)	(3,497)	(110,238)	$(113,702)	$(2,502,496)
Asset Manager 85%
Shares sold	3,377,264	10,443,635	$72,792,791	$258,814,937
Reinvestment of distributions	4,009,724	2,550,056	83,241,869	68,112,000
Shares redeemed	(5,725,987)	(12,083,008)	(122,932,572)	(291,630,863)
Net increase (decrease)	1,661,001	910,683	$33,102,088	$35,296,074
Class I
Shares sold	274,842	636,693	$5,868,891	$15,242,748
Reinvestment of distributions	122,678	73,939	2,539,426	1,969,001
Shares redeemed	(329,181)	(475,195)	(7,027,130)	(11,332,371)
Net increase (decrease)	68,339	235,437	$1,381,187	$5,879,378
Class Z
Shares sold	4,741,638	13,530,246	$100,578,116	$344,125,128
Reinvestment of distributions	2,786,073	1,760,616	57,504,545	46,761,952
Shares redeemed	(7,343,162)	(8,877,361)	(157,568,606)	(209,492,051)
Net increase (decrease)	184,549	6,413,501	$514,055	$181,395,029

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Asset Manager 20%	33%
Fidelity Asset Manager 60%	35%
Fidelity Asset Manager 70%	31%
Fidelity Asset Manager 85%	33%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity Asset Manager® 20%
Class A	.81%
Actual		$ 1,000	$ 1,058.30	$ 4.16
Hypothetical- B		$ 1,000	$ 1,020.89	$ 4.08
Class M	1.06%
Actual		$ 1,000	$ 1,057.10	$ 5.44
Hypothetical- B		$ 1,000	$ 1,019.65	$ 5.34
Class C	1.57%
Actual		$ 1,000	$ 1,054.10	$ 8.04
Hypothetical- B		$ 1,000	$ 1,017.10	$ 7.90
Fidelity Asset Manager® 20%	.51%
Actual		$ 1,000	$ 1,059.80	$ 2.62
Hypothetical- B		$ 1,000	$ 1,022.39	$ 2.57
Class I	.55%
Actual		$ 1,000	$ 1,059.40	$ 2.82
Hypothetical- B		$ 1,000	$ 1,022.19	$ 2.77
Class Z	.47%
Actual		$ 1,000	$ 1,060.00	$ 2.41
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37
Fidelity Asset Manager® 30%
Class A	.82%
Actual		$ 1,000	$ 1,075.20	$ 4.24
Hypothetical- B		$ 1,000	$ 1,020.84	$ 4.13
Class M	1.07%
Actual		$ 1,000	$ 1,074.00	$ 5.53
Hypothetical- B		$ 1,000	$ 1,019.60	$ 5.39
Class C	1.58%
Actual		$ 1,000	$ 1,072.00	$ 8.16
Hypothetical- B		$ 1,000	$ 1,017.05	$ 7.95
Fidelity Asset Manager® 30%	.52%
Actual		$ 1,000	$ 1,076.90	$ 2.69
Hypothetical- B		$ 1,000	$ 1,022.34	$ 2.62
Class I	.58%
Actual		$ 1,000	$ 1,077.40	$ 3.00
Hypothetical- B		$ 1,000	$ 1,022.04	$ 2.92
Class Z	.49%
Actual		$ 1,000	$ 1,077.10	$ 2.54
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Asset Manager® 40%
Class A	.82%
Actual		$ 1,000	$ 1,090.80	$ 4.27
Hypothetical- B		$ 1,000	$ 1,020.84	$ 4.13
Class M	1.06%
Actual		$ 1,000	$ 1,088.80	$ 5.52
Hypothetical- B		$ 1,000	$ 1,019.65	$ 5.34
Class C	1.59%
Actual		$ 1,000	$ 1,086.70	$ 8.27
Hypothetical- B		$ 1,000	$ 1,017.00	$ 8.00
Fidelity Asset Manager® 40%	.52%
Actual		$ 1,000	$ 1,092.70	$ 2.71
Hypothetical- B		$ 1,000	$ 1,022.34	$ 2.62
Class I	.57%
Actual		$ 1,000	$ 1,092.30	$ 2.97
Hypothetical- B		$ 1,000	$ 1,022.09	$ 2.87
Class Z	.49%
Actual		$ 1,000	$ 1,092.00	$ 2.56
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Asset Manager® 50%
Class A	.91%
Actual		$ 1,000	$ 1,105.80	$ 4.78
Hypothetical- B		$ 1,000	$ 1,020.39	$ 4.58
Class M	1.15%
Actual		$ 1,000	$ 1,104.50	$ 6.03
Hypothetical- B		$ 1,000	$ 1,019.20	$ 5.79
Class C	1.66%
Actual		$ 1,000	$ 1,101.70	$ 8.70
Hypothetical- B		$ 1,000	$ 1,016.65	$ 8.35
Fidelity Asset Manager® 50%	.61%
Actual		$ 1,000	$ 1,107.60	$ 3.21
Hypothetical- B		$ 1,000	$ 1,021.89	$ 3.07
Class I	.64%
Actual		$ 1,000	$ 1,107.60	$ 3.36
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class Z	.53%
Actual		$ 1,000	$ 1,107.90	$ 2.79
Hypothetical- B		$ 1,000	$ 1,022.29	$ 2.67
Fidelity Asset Manager® 60%
Class A	.99%
Actual		$ 1,000	$ 1,120.80	$ 5.23
Hypothetical- B		$ 1,000	$ 1,020.00	$ 4.99
Class M	1.23%
Actual		$ 1,000	$ 1,119.50	$ 6.50
Hypothetical- B		$ 1,000	$ 1,018.80	$ 6.19
Class C	1.76%
Actual		$ 1,000	$ 1,117.20	$ 9.29
Hypothetical- B		$ 1,000	$ 1,016.16	$ 8.85
Fidelity Asset Manager® 60%	.68%
Actual		$ 1,000	$ 1,122.00	$ 3.60
Hypothetical- B		$ 1,000	$ 1,021.54	$ 3.43
Class I	.74%
Actual		$ 1,000	$ 1,122.10	$ 3.92
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class Z	.61%
Actual		$ 1,000	$ 1,123.00	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.89	$ 3.07
Fidelity Asset Manager® 70%
Class A	.96%
Actual		$ 1,000	$ 1,135.10	$ 5.11
Hypothetical- B		$ 1,000	$ 1,020.14	$ 4.84
Class M	1.21%
Actual		$ 1,000	$ 1,133.80	$ 6.44
Hypothetical- B		$ 1,000	$ 1,018.90	$ 6.09
Class C	1.72%
Actual		$ 1,000	$ 1,130.60	$ 9.14
Hypothetical- B		$ 1,000	$ 1,016.36	$ 8.65
Fidelity Asset Manager® 70%	.67%
Actual		$ 1,000	$ 1,136.50	$ 3.57
Hypothetical- B		$ 1,000	$ 1,021.59	$ 3.38
Class I	.70%
Actual		$ 1,000	$ 1,136.20	$ 3.73
Hypothetical- B		$ 1,000	$ 1,021.44	$ 3.53
Class Z	.59%
Actual		$ 1,000	$ 1,137.20	$ 3.14
Hypothetical- B		$ 1,000	$ 1,021.99	$ 2.97
Fidelity Asset Manager® 85%
Class A	.98%
Actual		$ 1,000	$ 1,156.30	$ 5.27
Hypothetical- B		$ 1,000	$ 1,020.04	$ 4.94
Class M	1.22%
Actual		$ 1,000	$ 1,154.60	$ 6.55
Hypothetical- B		$ 1,000	$ 1,018.85	$ 6.14
Class C	1.74%
Actual		$ 1,000	$ 1,151.60	$ 9.33
Hypothetical- B		$ 1,000	$ 1,016.26	$ 8.75
Fidelity Asset Manager® 85%	.69%
Actual		$ 1,000	$ 1,157.90	$ 3.71
Hypothetical- B		$ 1,000	$ 1,021.49	$ 3.48
Class I	.72%
Actual		$ 1,000	$ 1,157.20	$ 3.87
Hypothetical- B		$ 1,000	$ 1,021.34	$ 3.63
Class Z	.60%
Actual		$ 1,000	$ 1,158.40	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.94	$ 3.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.878280.115
AR-SANN-0523
Fidelity® Sustainable Multi-Asset Fund

Semi-Annual Report
March 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Sustainability Index Fund	26.3
Fidelity Sustainable International Equity Fund	18.5
Fidelity Sustainable Core Plus Bond Fund	13.3
Fidelity Sustainable U.S. Equity ETF	11.1
Fidelity Inflation-Protected Bond Index Fund	7.0
Fidelity International Sustainability Index Fund	6.9
Fidelity Sustainable Emerging Markets Equity Fund	5.8
Fidelity Sustainability Bond Index Fund	4.4
Fidelity Long-Term Treasury Bond Index Fund	4.1
Fidelity Sustainable Low Duration Bond Fund	2.6
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Domestic Equity Funds - 37.4%
	Shares	Value ($)
Fidelity Sustainable U.S. Equity ETF (a)	56,542	1,106,550
Fidelity U.S. Sustainability Index Fund (a)	144,718	2,606,367
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,542,054)		3,712,917

International Equity Funds - 31.2%
	Shares	Value ($)
Fidelity International Sustainability Index Fund (a)	61,042	688,548
Fidelity Sustainable Emerging Markets Equity Fund (a)	72,257	576,611
Fidelity Sustainable International Equity Fund (a)	214,938	1,831,270
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,931,122)		3,096,429

Bond Funds - 31.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	74,127	691,604
Fidelity Long-Term Treasury Bond Index Fund (a)	37,635	404,575
Fidelity Sustainability Bond Index Fund (a)	47,302	441,331
Fidelity Sustainable Core Plus Bond Fund (a)	141,525	1,321,845
Fidelity Sustainable Low Duration Bond Fund (a)	25,664	257,671
TOTAL BOND FUNDS (Cost $3,153,378)		3,117,026

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b) (Cost $1,420)	1,420	1,420

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,627,974)	9,927,792
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,007
NET ASSETS - 100.0%	9,929,799

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	464	161,247	160,291	54	-	-	1,420	0.0%
Total	464	161,247	160,291	54	-	-	1,420

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	442,310	499,622	227,177	54,227	(22,858)	(293)	691,604
Fidelity International Sustainability Index Fund	330,703	369,486	105,371	11,780	(7,871)	101,601	688,548
Fidelity Long-Term Treasury Bond Index Fund	247,345	300,909	166,843	5,122	(16,029)	39,193	404,575
Fidelity Sustainability Bond Index Fund	165,311	306,050	38,262	3,887	(1,203)	9,435	441,331
Fidelity Sustainable Core Plus Bond Fund	497,093	922,708	117,418	18,785	(3,715)	23,177	1,321,845
Fidelity Sustainable Emerging Markets Equity Fund	319,811	427,326	241,807	3,459	(879)	72,160	576,611
Fidelity Sustainable International Equity Fund	876,458	967,208	269,947	7,257	(22,871)	280,422	1,831,270
Fidelity Sustainable Low Duration Bond Fund	70,084	222,296	35,744	1,136	(51)	1,086	257,671
Fidelity Sustainable U.S. Equity ETF	569,900	424,098	13,656	5,806	(625)	126,833	1,106,550
Fidelity U.S. Sustainability Index Fund	1,349,419	1,802,184	813,827	27,536	(50,945)	319,536	2,606,367
	4,868,434	6,241,887	2,030,052	138,995	(127,047)	973,150	9,926,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,712,917	3,712,917	-	-

International Equity Funds	3,096,429	3,096,429	-	-

Bond Funds	3,117,026	3,117,026	-	-

Short-Term Funds	1,420	1,420	-	-
Total Investments in Securities:	9,927,792	9,927,792	-	-

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $1,420)	$1,420
Other affiliated issuers (cost $9,626,554)	9,926,372

Total Investment in Securities (cost $9,627,974)		$9,927,792
Cash		1,823
Receivable for fund shares sold		31,132
Distributions receivable from Fidelity Central Funds		6
Receivable from investment adviser for expense reductions		376
Total assets		9,961,129
Liabilities
Payable for investments purchased	$29,406
Payable for fund shares redeemed	814
Accrued management fee	774
Distribution and service plan fees payable	336
Total Liabilities		31,330
Net Assets		$9,929,799
Net Assets consist of:
Paid in capital		$9,862,419
Total accumulated earnings (loss)		67,380
Net Assets		$9,929,799

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($211,311 ÷ 23,995 shares) (a)		$8.81
Maximum offering price per share (100/94.25 of $8.81)		$9.35
Class M :
Net Asset Value and redemption price per share ($194,100 ÷ 22,054 shares) (a)		$8.80
Maximum offering price per share (100/96.50 of $8.80)		$9.12
Class C :
Net Asset Value and offering price per share ($266,057 ÷ 30,288 shares) (a)		$8.78
Fidelity Sustainable Multi-Asset Fund :
Net Asset Value , offering price and redemption price per share ($8,616,267 ÷ 977,757 shares)		$8.81
Class I :
Net Asset Value , offering price and redemption price per share ($642,064 ÷ 72,860 shares)		$8.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$138,995
Income from Fidelity Central Funds		54
Total Income		139,049
Expenses
Management fee	$3,845
Distribution and service plan fees	1,963
Independent trustees' fees and expenses	13
Total expenses before reductions	5,821
Expense reductions	(2,077)
Total expenses after reductions		3,744
Net Investment income (loss)		135,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(127,047)
Total net realized gain (loss)		(127,047)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	973,150
Total change in net unrealized appreciation (depreciation)		973,150
Net gain (loss)		846,103
Net increase (decrease) in net assets resulting from operations		$981,408
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	For the period February 10, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,305	$7,371
Net realized gain (loss)	(127,047)	(120,181)
Change in net unrealized appreciation (depreciation)	973,150	(673,332)
Net increase (decrease) in net assets resulting from operations	981,408	(786,142)
Distributions to shareholders	(127,886)	-
Share transactions - net increase (decrease)	4,206,095	5,656,324
Total increase (decrease) in net assets	5,059,617	4,870,182

Net Assets
Beginning of period	4,870,182	-
End of period	$9,929,799	$4,870,182

Financial Highlights
Fidelity Advisor® Sustainable Multi-Asset Fund Class A

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.02
Net realized and unrealized gain (loss)	1.01	(2.23)
Total from investment operations	1.15	(2.21)
Distributions from net investment income	(.13)	-
Total distributions	(.13)	-
Net asset value, end of period	$8.81	$7.79
Total Return D,E,F	14.86%	(22.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I	.35% I
Expenses net of fee waivers, if any	.30% I	.30% I
Expenses net of all reductions	.29% I	.30% I
Net investment income (loss)	3.32% I	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$211	$163
Portfolio turnover rate J	53% I	111% I

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class M

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	- D
Net realized and unrealized gain (loss)	1.01	(2.23)
Total from investment operations	1.14	(2.23)
Distributions from net investment income	(.11)	-
Total distributions	(.11)	-
Net asset value, end of period	$8.80	$7.77
Total Return E,F,G	14.77%	(22.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60% J	.60% J
Expenses net of fee waivers, if any	.55% J	.55% J
Expenses net of all reductions	.54% J	.55% J
Net investment income (loss)	3.07% J	.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$194	$169
Portfolio turnover rate K	53% J	111% J

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class C

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.75	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	(.03)
Net realized and unrealized gain (loss)	1.00	(2.22)
Total from investment operations	1.11	(2.25)
Distributions from net investment income	(.08)	-
Total distributions	(.08)	-
Net asset value, end of period	$8.78	$7.75
Total Return D,E,F	14.37%	(22.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10% I	1.10% I
Expenses net of fee waivers, if any	1.05% I	1.05% I
Expenses net of all reductions	1.04% I	1.05% I
Net investment income (loss)	2.57% I	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$266	$229
Portfolio turnover rate J	53% I	111% I

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Multi-Asset Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.03
Net realized and unrealized gain (loss)	1.01	(2.23)
Total from investment operations	1.16	(2.20)
Distributions from net investment income	(.15)	-
Total distributions	(.15)	-
Net asset value, end of period	$8.81	$7.80
Total Return D,E	14.96%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10% H
Expenses net of fee waivers, if any	.05% H	.05% H
Expenses net of all reductions	.05% H	.05% H
Net investment income (loss)	3.57% H	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,616	$4,010
Portfolio turnover rate I	53% H	111% H

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class I

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.03
Net realized and unrealized gain (loss)	1.01	(2.23)
Total from investment operations	1.16	(2.20)
Distributions from net investment income	(.15)	-
Total distributions	(.15)	-
Net asset value, end of period	$8.81	$7.80
Total Return D,E	14.96%	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10% H
Expenses net of fee waivers, if any	.05% H	.05% H
Expenses net of all reductions	.05% H	.05% H
Net investment income (loss)	3.57% H	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$642	$300
Portfolio turnover rate I	53% H	111% H

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1 . Organization.
Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Multi-Asset and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or ETFs are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$345,882
Gross unrealized depreciation	(223,867)
Net unrealized appreciation (depreciation)	$122,015
Tax cost	$9,805,777

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(39,082)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	6,241,887	2,030,052
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$238	$213
Class M	.25%	.25%	462	426
Class C	.75%	.25%	1,263	1,249
			$1,963	$1,888
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Sustainable Multi-Asset Fund	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.30%	$48
Class M	.55%	46
Class C	1.05%	63
Fidelity Sustainable Multi-Asset Fund	.05%	1,633
Class I	.05%	138
		$1,928
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $101. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class A	$3
Class M	3
Class C	4
Fidelity Sustainable Multi-Asset Fund	38
$48
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Sustainable Multi-Asset Fund
Distributions to shareholders
Class A	$2,921	$-
Class M	2,413	-
Class C	2,356	-
Fidelity Sustainable Multi-Asset Fund	111,228	-
Class I	8,968	-
Total	$127,886	$-
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2023	Year ended September 30, 2022 A	Six months ended March 31, 2023	Year ended September 30, 2022 A
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	2,847	21,029	$23,837	$209,320
Reinvestment of distributions	351	-	2,921	-
Shares redeemed	(177)	(55)	(1,513)	(462)
Net increase (decrease)	3,021	20,974	$25,245	$208,858
Class M
Shares sold	74	21,690	$635	$214,500
Reinvestment of distributions	290	-	2,413	-
Net increase (decrease)	364	21,690	$3,048	$214,500
Class C
Shares sold	452	29,553	$3,711	$287,500
Reinvestment of distributions	283	-	2,356	-
Net increase (decrease)	735	29,553	$6,067	$287,500
Fidelity Sustainable Multi-Asset Fund
Shares sold	564,733	577,511	$4,773,514	$5,157,892
Reinvestment of distributions	9,927	-	82,677	-
Shares redeemed	(111,025)	(63,389)	(960,531)	(568,256)
Net increase (decrease)	463,635	514,122	$3,895,660	$4,589,636
Class I
Shares sold	33,510	39,415	$268,206	$364,524
Reinvestment of distributions	983	-	8,185	-
Shares redeemed	(37)	(1,011)	(316)	(8,694)
Net increase (decrease)	34,456	38,404	$276,075	$355,830

A   For the period February 10, 2022 (commencement of operations) through September 30, 2022.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	13%
Fidelity Sustainable International Equity Fund	26%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity® Sustainable Multi-Asset Fund
Class A	.30%
Actual		$ 1,000	$ 1,148.60	$ 1.61
Hypothetical- B		$ 1,000	$ 1,023.44	$ 1.51
Class M	.55%
Actual		$ 1,000	$ 1,147.70	$ 2.94
Hypothetical- B		$ 1,000	$ 1,022.19	$ 2.77
Class C	1.05%
Actual		$ 1,000	$ 1,143.70	$ 5.61
Hypothetical- B		$ 1,000	$ 1,019.70	$ 5.29
Fidelity® Sustainable Multi-Asset Fund	.05%
Actual		$ 1,000	$ 1,149.60	$ .27
Hypothetical- B		$ 1,000	$ 1,024.68	$ .25
Class I	.05%
Actual		$ 1,000	$ 1,149.60	$ .27
Hypothetical- B		$ 1,000	$ 1,024.68	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904617.101
MAF-SANN-0523
Fidelity® Health Savings Index Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Fidelity International Bond Index Fund	18.6
Fidelity U.S. Bond Index Fund	15.4
Fidelity Total Market Index Fund	13.1
Fidelity Long-Term Treasury Bond Index Fund	11.0
iShares JPMorgan USD Emerging Markets Bond ETF	9.2
Fidelity International Index Fund	8.5
Fidelity Emerging Markets Index Fund	4.0
Invesco Senior Loan ETF	2.4
iShares iBoxx $ High Yield Corporate Bond ETF	1.0
VanEck JP Morgan EM Local Currency Bond ETF	0.7
83.9

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 0.9%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Equity Central Funds - 0.3%
	Shares	Value ($)
Fidelity Hedged Equity Central Fund (a) (Cost $63,035)	630	63,742

Equity Funds - 26.9%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (b)	2,442	237,645
Fidelity Emerging Markets Index Fund (b)	95,421	937,987
Fidelity International Index Fund (b)	44,094	1,972,306
Fidelity Real Estate Index Fund (b)	6,677	98,818
Fidelity Total Market Index Fund (b)	26,823	3,049,014
TOTAL EQUITY FUNDS (Cost $6,118,232)		6,295,770

Fixed-Income Central Funds - 13.0%
	Shares	Value ($)
Investment Grade Fixed-Income Funds - 13.0%
Fidelity Inflation-Protected Bond Index Central Fund (a) (Cost $3,502,268)	33,562	3,034,635

Money Market Central Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c) (Cost $35,373)	35,366	35,373

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% 6/1/23 (e) (Cost $9,925)	10,000	9,926

Investment Companies - 14.6%
	Shares	Value ($)
Invesco Senior Loan ETF	26,452	550,202
iShares iBoxx $ High Yield Corporate Bond ETF	3,203	241,987
iShares JPMorgan USD Emerging Markets Bond ETF	24,787	2,138,622
iShares MSCI USA Minimum Volatility ETF	2,372	172,539
VanEck JP Morgan EM Local Currency Bond ETF	6,941	175,260
VanEck Vectors Gold Miners ETF	3,726	120,536
TOTAL INVESTMENT COMPANIES (Cost $3,882,618)		3,399,146

Fixed-Income Funds - 45.0%
	Shares	Value ($)
Fidelity International Bond Index Fund (b)	482,049	4,357,720
Fidelity Long-Term Treasury Bond Index Fund (b)	238,509	2,563,973
Fidelity U.S. Bond Index Fund (b)	345,709	3,602,285
TOTAL FIXED-INCOME FUNDS (Cost $11,645,296)		10,523,978

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,256,747)	23,362,570
NET OTHER ASSETS (LIABILITIES) - 0.0%	5,756
NET ASSETS - 100.0%	23,368,326

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Jun 2023	219,016	4,637	4,637

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,926.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,849	339,972	306,448	593	-	-	35,373	0.0%
Fidelity Hedged Equity Central Fund	-	63,035	-	35	-	707	63,742	0.1%
Fidelity Inflation-Protected Bond Index Central Fund	2,537,896	725,046	60,272	294,010	(5,351)	(162,684)	3,034,635	0.5%
Total	2,539,745	1,128,053	366,720	294,638	(5,351)	(161,977)	3,133,750

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	436,441	50,737	236,667	3,932	(115,807)	102,941	237,645
Fidelity Emerging Markets Index Fund	529,810	467,809	115,241	13,108	(32,773)	88,382	937,987
Fidelity International Bond Index Fund	3,841,487	1,081,412	663,676	22,337	(35,079)	133,576	4,357,720
Fidelity International Index Fund	741,301	1,064,163	56,924	30,215	909	222,857	1,972,306
Fidelity Long-Term Treasury Bond Index Fund	2,091,132	872,898	490,605	34,007	(67,618)	158,166	2,563,973
Fidelity Real Estate Index Fund	131,617	15,559	56,271	1,956	(2,950)	10,863	98,818
Fidelity Total Market Index Fund	3,301,986	494,773	1,166,599	44,748	(91,276)	510,130	3,049,014
Fidelity U.S. Bond Index Fund	2,677,964	1,475,292	667,689	42,962	(36,260)	152,978	3,602,285
	13,751,738	5,522,643	3,453,672	193,265	(380,854)	1,379,893	16,819,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	63,742	63,742	-	-

Equity Funds	6,295,770	6,295,770	-	-

Fixed-Income Central Funds	3,034,635	3,034,635	-	-

Money Market Central Funds	35,373	35,373	-	-

Other Short-Term Investments	9,926	-	9,926	-

Investment Companies	3,399,146	3,399,146	-	-

Fixed-Income Funds	10,523,978	10,523,978	-	-
Total Investments in Securities:	23,362,570	23,352,644	9,926	-
Derivative Instruments:

Assets
Futures Contracts	4,637	4,637	-	-
Total Assets	4,637	4,637	-	-
Total Derivative Instruments:	4,637	4,637	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	4,637	0
Total Interest Rate Risk	4,637	0
Total Value of Derivatives	4,637	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,892,543)	$3,409,072
Fidelity Central Funds (cost $3,600,676)	3,133,750
Other affiliated issuers (cost $17,763,528)	16,819,748

Total Investment in Securities (cost $25,256,747)		$23,362,570
Cash		7,093
Receivable for investments sold		32,302
Receivable for fund shares sold		15,343
Distributions receivable from Fidelity Central Funds		154
Receivable for daily variation margin on futures contracts		453
Total assets		23,417,915
Liabilities
Payable for investments purchased	$35,932
Payable for fund shares redeemed	11,758
Accrued management fee	1,899
Total Liabilities		49,589
Net Assets		$23,368,326
Net Assets consist of:
Paid in capital		$26,018,706
Total accumulated earnings (loss)		(2,650,380)
Net Assets		$23,368,326
Net Asset Value , offering price and redemption price per share ($23,368,326 ÷ 2,474,933 shares)		$9.44

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$81,206
Affiliated issuers		193,265
Interest		193
Income from Fidelity Central Funds		219,317
Total Income		493,981
Expenses
Management fee	$15,933
Independent trustees' fees and expenses	42
Total expenses before reductions	15,975
Expense reductions	(5,447)
Total expenses after reductions		10,528
Net Investment income (loss)		483,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(56,800)
Fidelity Central Funds	(5,351)
Other affiliated issuers	(380,854)
Futures contracts	(5,254)
Capital gain distributions from underlying funds:
Affiliated issuers	75,321
Total net realized gain (loss)		(372,938)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	270,368
Fidelity Central Funds	(161,977)
Other affiliated issuers	1,379,893
Futures contracts	5,462
Total change in net unrealized appreciation (depreciation)		1,493,746
Net gain (loss)		1,120,808
Net increase (decrease) in net assets resulting from operations		$1,604,261
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$483,453	$605,114
Net realized gain (loss)	(372,938)	(383,544)
Change in net unrealized appreciation (depreciation)	1,493,746	(3,838,318)
Net increase (decrease) in net assets resulting from operations	1,604,261	(3,616,748)
Distributions to shareholders	(605,620)	(537,680)
Share transactions
Proceeds from sales of shares	3,611,581	9,482,212
Reinvestment of distributions	594,303	534,480
Cost of shares redeemed	(1,245,148)	(3,317,424)
Net increase (decrease) in net assets resulting from share transactions	2,960,736	6,699,268
Total increase (decrease) in net assets	3,959,377	2,544,840

Net Assets
Beginning of period	19,408,949	16,864,109
End of period	$23,368,326	$19,408,949

Other Information
Shares
Sold	389,057	895,231
Issued in reinvestment of distributions	65,451	49,657
Redeemed	(134,548)	(314,380)
Net increase (decrease)	319,960	630,508

Financial Highlights
Fidelity® Health Savings Index Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.01	$11.06	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.32	.17	.06
Net realized and unrealized gain (loss)	.49	(2.06)	.66	.40
Total from investment operations	.70	(1.74)	.83	.46
Distributions from net investment income	(.27)	(.28)	(.14)	(.05)
Distributions from net realized gain	-	(.03)	(.04)	-
Total distributions	(.27)	(.31)	(.18)	(.05)
Net asset value, end of period	$9.44	$9.01	$11.06	$10.41
Total Return D,E	7.95%	(16.22)%	7.99%	4.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.15% H	.15%	.15%	.15% H
Expenses net of fee waivers, if any	.10% H	.10%	.10%	.10% H
Expenses net of all reductions	.10% H	.10%	.10%	.10% H
Net investment income (loss)	4.55% H	3.08%	1.51%	.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$23,368	$19,409	$16,864	$3,609
Portfolio turnover rate I	39% H	32%	42%	71% H

A For the period March 2, 2020 (commencement of operations) through September 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	0.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$382,207
Gross unrealized depreciation	(2,696,437)
Net unrealized appreciation (depreciation)	$(2,314,230)
Tax cost	$25,681,437

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(139,134)
Total capital loss carryforward	$(139,134)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	7,023,936	4,142,448
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Index Fund	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2024. For the period, management fees were reduced by $5,311.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $136.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity® Health Savings Index Fund	.10%
Actual		$ 1,000	$ 1,079.50	$ .52
Hypothetical- B		$ 1,000	$ 1,024.43	$ .50

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9897520.103
HSI-SANN-0523
Fidelity® Health Savings Fund

Semi-Annual Report
March 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Fidelity International Bond Index Fund	18.7
Fidelity Long-Term Treasury Bond Index Fund	10.9
Apple, Inc.	1.0
Microsoft Corp.	1.0
iShares MSCI USA Minimum Volatility ETF	0.8
VanEck Vectors Gold Miners ETF	0.6
Alphabet, Inc. Class A	0.6
Amazon.com, Inc.	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	0.3
Exxon Mobil Corp.	0.3
34.6

Market Sectors (% of Fund's net assets)

Financials	8.3
Information Technology	5.7
Consumer Discretionary	3.9
Industrials	4.6
Health Care	4.0
Energy	3.7
Communication Services	2.9
Consumer Staples	2.3
Materials	2.0
Real Estate	1.1
Utilities	0.8

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%*
Equities percentage includes investment in Fidelity Commodity Strategy Central Fund - 1.0%
Percentages shown as 0.0% may reflect amounts less than 0.05%.
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments March 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Equity Central Funds - 27.3%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	5,501	532,089
Fidelity Emerging Markets Equity Central Fund (a)	10,787	2,077,698
Fidelity Hedged Equity Central Fund (a)	1,309	132,408
Fidelity International Equity Central Fund (a)	48,086	4,401,766
Fidelity Real Estate Equity Central Fund (a)	1,865	224,710
Fidelity U.S. Equity Central Fund (a)	60,721	6,795,331
TOTAL EQUITY CENTRAL FUNDS (Cost $14,343,653)		14,164,002

Fixed-Income Central Funds - 41.7%
	Shares	Value ($)
High Yield Fixed-Income Funds - 13.3%
Fidelity Emerging Markets Debt Central Fund (a)	626,726	4,744,315
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	4,299	383,001
Fidelity Floating Rate Central Fund (a)	12,848	1,237,003
Fidelity High Income Central Fund (a)	5,375	550,217
TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,914,536
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	74,428	6,729,750
Fidelity Investment Grade Bond Central Fund (a)	80,655	7,984,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		14,714,626
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $23,805,810)		21,629,162

Money Market Central Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b) (Cost $47,902)	47,892	47,902

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.58% 5/4/23 (d) (Cost $9,959)	10,000	9,960

Investment Companies - 1.3%
	Shares	Value ($)
iShares MSCI USA Minimum Volatility ETF	5,185	377,157
VanEck Vectors Gold Miners ETF	8,149	263,620
TOTAL INVESTMENT COMPANIES (Cost $619,290)		640,777

Fixed-Income Funds - 29.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (e)	1,071,412	9,685,567
Fidelity Long-Term Treasury Bond Index Fund (e)	528,726	5,683,808
TOTAL FIXED-INCOME FUNDS (Cost $17,178,352)		15,369,375

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,004,966)	51,861,178
NET OTHER ASSETS (LIABILITIES) - 0.0%	14,643
NET ASSETS - 100.0%	51,875,821

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	4	Jun 2023	438,031	9,273	9,273

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,960.
(e)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	11,079	206,892	170,069	292	-	-	47,902	0.0%
Fidelity Commodity Strategy Central Fund	908,745	155,225	503,442	10,069	(154,538)	126,099	532,089	0.1%
Fidelity Emerging Markets Debt Central Fund	3,768,817	910,326	165,358	128,673	(28,245)	258,775	4,744,315	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	93,400	271,309	-	309	-	18,292	383,001	0.1%
Fidelity Emerging Markets Equity Central Fund	1,110,376	1,028,734	206,479	19,109	(55,386)	200,453	2,077,698	0.1%
Fidelity Floating Rate Central Fund	1,232,257	243,118	266,627	54,310	(3,690)	31,945	1,237,003	0.1%
Fidelity Hedged Equity Central Fund	-	130,940	-	72	-	1,468	132,408	0.1%
Fidelity High Income Central Fund	463,947	109,484	44,119	19,802	(3,426)	24,331	550,217	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	5,315,270	1,844,014	78,230	623,311	(8,387)	(342,917)	6,729,750	1.1%
Fidelity International Equity Central Fund	1,556,314	2,406,896	92,538	15,454	2,141	528,953	4,401,766	0.1%
Fidelity Investment Grade Bond Central Fund	5,612,806	3,089,791	960,965	119,998	(82,807)	326,051	7,984,876	0.0%
Fidelity Real Estate Equity Central Fund	273,025	44,008	116,395	3,912	(5,559)	29,631	224,710	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	1,309,627	1,309,627	23	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	6,922,099	1,403,484	2,432,268	139,559	(210,819)	1,112,835	6,795,331	0.0%
Total	27,268,135	13,153,848	6,346,117	1,134,893	(550,716)	2,315,916	35,841,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity International Bond Index Fund	8,047,697	2,712,077	1,287,783	47,007	(85,630)	299,206	9,685,567
Fidelity Long-Term Treasury Bond Index Fund	4,381,151	2,102,161	998,289	72,557	(171,182)	369,967	5,683,808
	12,428,848	4,814,238	2,286,072	119,564	(256,812)	669,173	15,369,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	14,164,002	14,164,002	-	-

Fixed-Income Central Funds	21,629,162	21,629,162	-	-

Money Market Central Funds	47,902	47,902	-	-

Other Short-Term Investments	9,960	-	9,960	-

Investment Companies	640,777	640,777	-	-

Fixed-Income Funds	15,369,375	15,369,375	-	-
Total Investments in Securities:	51,861,178	51,851,218	9,960	-
Derivative Instruments:

Assets
Futures Contracts	9,273	9,273	-	-
Total Assets	9,273	9,273	-	-
Total Derivative Instruments:	9,273	9,273	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	9,273	0
Total Interest Rate Risk	9,273	0
Total Value of Derivatives	9,273	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $629,249)	$650,737
Fidelity Central Funds (cost $38,197,365)	35,841,066
Other affiliated issuers (cost $17,178,352)	15,369,375

Total Investment in Securities (cost $56,004,966)		$51,861,178
Cash		14,250
Receivable for investments sold		8,111
Receivable for fund shares sold		203,830
Distributions receivable from Fidelity Central Funds		115
Receivable for daily variation margin on futures contracts		906
Total assets		52,088,390
Liabilities
Payable for investments purchased	$169,725
Payable for fund shares redeemed	26,511
Accrued management fee	16,333
Total Liabilities		212,569
Net Assets		$51,875,821
Net Assets consist of:
Paid in capital		$57,253,798
Total accumulated earnings (loss)		(5,377,977)
Net Assets		$51,875,821

Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund :
Net Asset Value , offering price and redemption price per share ($21,358,492 ÷ 2,231,602 shares)		$9.57
Class K :
Net Asset Value , offering price and redemption price per share ($30,517,329 ÷ 3,189,183 shares)		$9.57

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$6,907
Affiliated issuers		119,564
Interest		363
Income from Fidelity Central Funds (including $23 from security lending)		878,849
Total Income		1,005,683
Expenses
Management fee	$89,191
Independent trustees' fees and expenses	87
Total expenses before reductions	89,278
Expense reductions	(75)
Total expenses after reductions		89,203
Net Investment income (loss)		916,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(74,264)
Fidelity Central Funds	(550,716)
Other affiliated issuers	(256,812)
Futures contracts	(10,454)
Capital gain distributions from underlying funds:
Affiliated issuers	256,044
Total net realized gain (loss)		(636,202)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	106,489
Fidelity Central Funds	2,315,916
Other affiliated issuers	669,173
Futures contracts	10,923
Total change in net unrealized appreciation (depreciation)		3,102,501
Net gain (loss)		2,466,299
Net increase (decrease) in net assets resulting from operations		$3,382,779
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$916,480	$1,099,098
Net realized gain (loss)	(636,202)	(210,536)
Change in net unrealized appreciation (depreciation)	3,102,501	(8,250,369)
Net increase (decrease) in net assets resulting from operations	3,382,779	(7,361,807)
Distributions to shareholders	(1,337,122)	(1,166,276)
Share transactions - net increase (decrease)	9,146,493	15,716,403
Total increase (decrease) in net assets	11,192,150	7,188,320

Net Assets
Beginning of period	40,683,671	33,495,351
End of period	$51,875,821	$40,683,671

Financial Highlights
Fidelity® Health Savings Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.28	.16	.08
Net realized and unrealized gain (loss)	.52	(2.02)	.76	.46
Total from investment operations	.71	(1.74)	.92	.54
Distributions from net investment income	(.24)	(.25)	(.11)	(.06)
Distributions from net realized gain	(.05)	(.07)	(.08)	-
Total distributions	(.29)	(.32)	(.19)	(.06)
Net asset value, end of period	$9.57	$9.15	$11.21	$10.48
Total Return D,E	7.85%	(15.98)%	8.81%	5.41%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45% H	.45%	.45%	.45% H
Expenses net of all reductions	.45% H	.45%	.45%	.45% H
Net investment income (loss)	3.98% H	2.66%	1.48%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$21,358	$18,399	$16,668	$4,324
Portfolio turnover rate I	36% H	29%	31%	43% H

A For the period March 2, 2020 (commencement of operations) through September 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Health Savings Fund Class K

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.29	.18	.09
Net realized and unrealized gain (loss)	.52	(2.02)	.75	.45
Total from investment operations	.71	(1.73)	.93	.54
Distributions from net investment income	(.24)	(.27)	(.12)	(.06)
Distributions from net realized gain	(.05)	(.07)	(.08)	-
Total distributions	(.29)	(.33) D	(.20)	(.06)
Net asset value, end of period	$9.57	$9.15	$11.21	$10.48
Total Return E,F	7.92%	(15.88)%	8.92%	5.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.35% I	.35%	.35%	.35% I
Expenses net of all reductions	.35% I	.35%	.35%	.35% I
Net investment income (loss)	4.08% I	2.76%	1.58%	1.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$30,517	$22,284	$16,827	$3,308
Portfolio turnover rate J	36% I	29%	31%	43% I

A For the period March 2, 2020 (commencement of operations) through September 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	0.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Loans & Direct Debt Instruments	0.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	0.03%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Loans & Direct Debt Instruments	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks high total return by normally
investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.
			Foreign Securities Restricted Securities	Less than .005%
Fidelity Hedged Equity Central Fund	Fidelity Diversifying Solutions LLC (FDS)	Seeks capital appreciation by investing primarily in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.	Options	0.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of the Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$648,383
Gross unrealized depreciation	(5,824,241)
Net unrealized appreciation (depreciation)	$(5,175,858)
Tax cost	$57,046,309
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	17,114,514	8,180,998

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Fund	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Health Savings Fund	$2	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $75.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$585,083	$553,514
Class K	752,039	612,762
Total	$1,337,122	$1,166,276
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2023	Year ended September 30, 2022	Six months ended March 31, 2023	Year ended September 30, 2022
Fidelity Health Savings Fund
Fidelity Health Savings Fund
Shares sold	299,592	741,885	$2,826,258	$7,995,080
Reinvestment of distributions	61,555	50,079	567,391	545,571
Shares redeemed	(140,247)	(268,130)	(1,317,906)	(2,817,885)
Net increase (decrease)	220,900	523,834	$2,075,743	$5,722,766
Class K
Shares sold	830,924	1,121,709	$7,810,517	$11,928,637
Reinvestment of distributions	80,692	56,311	744,009	610,743
Shares redeemed	(157,806)	(243,420)	(1,483,776)	(2,545,743)
Net increase (decrease)	753,810	934,600	$7,070,750	$9,993,637
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity® Health Savings Fund
Fidelity® Health Savings Fund	.45%
Actual		$ 1,000	$ 1,078.50	$ 2.33
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27
Class K	.35%
Actual		$ 1,000	$ 1,079.20	$ 1.81
Hypothetical- B		$ 1,000	$ 1,023.19	$ 1.77

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9897538.103
HSF-SANN-0523
Moderate with Income Allocation Fund
Balanced Allocation Fund
Growth Allocation Fund
Aggressive Growth Allocation Fund

Semi-Annual Report
March 31, 2023

Contents

Moderate with Income Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Balanced Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Aggressive Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Moderate with Income Allocation Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Bond Index Fund	50.1
Fidelity Total Market Index Fund	21.0
Fidelity Short-Term Bond Index Fund	20.0
Fidelity Total International Index Fund	8.9
100.0

Asset Allocation (% of Fund's net assets)

Moderate with Income Allocation Fund
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $46,627)	400	45,487

International Equity Funds - 8.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $19,974)	1,548	19,348

Bond Funds - 70.1%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	4,490	43,151
Fidelity U.S. Bond Index Fund (a)	10,413	108,503
TOTAL BOND FUNDS (Cost $158,840)		151,654

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $225,441)	216,489
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	216,488

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	31,835	11,143	636	266	(21)	830	43,151
Fidelity Total International Index Fund	14,076	4,529	2,124	380	(324)	3,191	19,348
Fidelity Total Market Index Fund	32,681	12,198	4,227	495	(612)	5,447	45,487
Fidelity U.S. Bond Index Fund	79,280	26,847	613	1,254	(39)	3,028	108,503
	157,872	54,717	7,600	2,395	(996)	12,496	216,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	45,487	45,487	-	-

International Equity Funds	19,348	19,348	-	-

Bond Funds	151,654	151,654	-	-
Total Investments in Securities:	216,489	216,489	-	-

Moderate with Income Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $225,441)	$216,489

Total Investment in Securities (cost $225,441)		$216,489
Total assets		216,489
Net Assets		$216,488
Net Assets consist of:
Paid in capital		$226,508
Total accumulated earnings (loss)		(10,020)
Net Assets		$216,488
Net Asset Value , offering price and redemption price per share ($216,488 ÷ 23,706 shares)		$9.13

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,395
Expenses
Management fee	$92
Total expenses before reductions	92
Expense reductions	(92)
Net Investment income (loss)		2,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(996)
Total net realized gain (loss)		(996)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	12,496
Total change in net unrealized appreciation (depreciation)		12,496
Net gain (loss)		11,500
Net increase (decrease) in net assets resulting from operations		$13,895
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,395	$1,215
Net realized gain (loss)	(996)	(508)
Change in net unrealized appreciation (depreciation)	12,496	(21,448)
Net increase (decrease) in net assets resulting from operations	13,895	(20,741)
Distributions to shareholders	(2,247)	(927)
Share transactions
Proceeds from sales of shares	67,457	178,618
Reinvestment of distributions	2,247	927
Cost of shares redeemed	(22,736)	(5)
Net increase (decrease) in net assets resulting from share transactions	46,968	179,540
Total increase (decrease) in net assets	58,616	157,872

Net Assets
Beginning of period	157,872	-
End of period	$216,488	$157,872

Other Information
Shares
Sold	7,500	18,354
Issued in reinvestment of distributions	255	101
Redeemed	(2,503)	(1)
Net increase (decrease)	5,252	18,454

Financial Highlights
Moderate with Income Allocation Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.08
Net realized and unrealized gain (loss)	.57	(1.47)
Total from investment operations	.69	(1.39)
Distributions from net investment income	(.11)	(.06)
Total distributions	(.11)	(.06)
Net asset value, end of period	$9.13	$8.55
Total Return D,E	8.17%	(13.93)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10% H
Expenses net of fee waivers, if any	-% H	-% H
Expenses net of all reductions	-% H	-% H
Net investment income (loss)	2.60% H	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$216	$158
Portfolio turnover rate I	8% H	11% H

A For the period February 9, 2022 (commencement of operations) through September 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Balanced Allocation Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Bond Index Fund	40.1
Fidelity Total Market Index Fund	35.0
Fidelity Total International Index Fund	14.9
Fidelity Short-Term Bond Index Fund	10.0
100.0

Asset Allocation (% of Fund's net assets)

Balanced Allocation Fund
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 35.0%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $128,439)	1,100	125,015

International Equity Funds - 14.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $54,234)	4,255	53,189

Bond Funds - 50.1%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	3,710	35,652
Fidelity U.S. Bond Index Fund (a)	13,727	143,035
TOTAL BOND FUNDS (Cost $186,334)		178,687

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $369,007)	356,891
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	356,893

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	25,588	12,544	3,175	222	(36)	731	35,652
Fidelity Total International Index Fund	37,701	16,272	8,568	1,053	(873)	8,657	53,189
Fidelity Total Market Index Fund	87,411	40,294	15,816	1,371	(1,684)	14,810	125,015
Fidelity U.S. Bond Index Fund	101,723	48,597	11,334	1,674	(572)	4,621	143,035
	252,423	117,707	38,893	4,320	(3,165)	28,819	356,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	125,015	125,015	-	-

International Equity Funds	53,189	53,189	-	-

Bond Funds	178,687	178,687	-	-
Total Investments in Securities:	356,891	356,891	-	-

Balanced Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $369,007)	$356,891

Total Investment in Securities (cost $369,007)		$356,891
Receivable for fund shares sold		633
Total assets		357,524
Liabilities
Payable for investments purchased	$631
Total Liabilities		631
Net Assets		$356,893
Net Assets consist of:
Paid in capital		$371,860
Total accumulated earnings (loss)		(14,967)
Net Assets		$356,893
Net Asset Value , offering price and redemption price per share ($356,893 ÷ 39,420 shares)		$9.05

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,320
Expenses
Management fee	$154
Independent trustees' fees and expenses	1
Total expenses before reductions	155
Expense reductions	(154)
Total expenses after reductions		1
Net Investment income (loss)		4,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,165)
Total net realized gain (loss)		(3,165)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	28,819
Total change in net unrealized appreciation (depreciation)		28,819
Net gain (loss)		25,654
Net increase (decrease) in net assets resulting from operations		$29,973
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,319	$1,452
Net realized gain (loss)	(3,165)	(684)
Change in net unrealized appreciation (depreciation)	28,819	(40,935)
Net increase (decrease) in net assets resulting from operations	29,973	(40,167)
Distributions to shareholders	(4,067)	(706)
Share transactions
Proceeds from sales of shares	152,272	296,747
Reinvestment of distributions	4,067	706
Cost of shares redeemed	(77,775)	(4,157)
Net increase (decrease) in net assets resulting from share transactions	78,564	293,296
Total increase (decrease) in net assets	104,470	252,423

Net Assets
Beginning of period	252,423	-
End of period	$356,893	$252,423

Other Information
Shares
Sold	17,144	30,805
Issued in reinvestment of distributions	473	79
Redeemed	(8,641)	(440)
Net increase (decrease)	8,976	30,444

Financial Highlights
Balanced Allocation Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12	.06
Net realized and unrealized gain (loss)	.77	(1.74)
Total from investment operations	.89	(1.68)
Distributions from net investment income	(.13)	(.03)
Total distributions	(.13)	(.03)
Net asset value, end of period	$9.05	$8.29
Total Return D,E	10.78%	(16.81)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10% H
Expenses net of fee waivers, if any	-% H	-% H
Expenses net of all reductions	-% H	-% H
Net investment income (loss)	2.81% H	1.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$357	$252
Portfolio turnover rate I	25% H	12% H

A For the period February 9, 2022 (commencement of operations) through September 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Allocation Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Market Index Fund	49.1
Fidelity U.S. Bond Index Fund	25.1
Fidelity Total International Index Fund	20.8
Fidelity Short-Term Bond Index Fund	5.0
100.0

Asset Allocation (% of Fund's net assets)

Growth Allocation Fund
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $242,356)	2,100	238,652

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $101,181)	8,109	101,365

Bond Funds - 30.1%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	2,533	24,342
Fidelity U.S. Bond Index Fund (a)	11,685	121,758
TOTAL BOND FUNDS (Cost $152,104)		146,100

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $495,641)	486,117
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	486,117

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	17,365	8,813	2,331	155	(19)	514	24,342
Fidelity Total International Index Fund	71,347	30,290	15,773	2,169	(1,193)	16,694	101,365
Fidelity Total Market Index Fund	165,312	73,959	25,577	2,823	(1,315)	26,273	238,652
Fidelity U.S. Bond Index Fund	85,923	43,014	10,860	1,463	(361)	4,042	121,758
	339,947	156,076	54,541	6,610	(2,888)	47,523	486,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	238,652	238,652	-	-

International Equity Funds	101,365	101,365	-	-

Bond Funds	146,100	146,100	-	-
Total Investments in Securities:	486,117	486,117	-	-

Growth Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $495,641)	$486,117

Total Investment in Securities (cost $495,641)		$486,117
Receivable for investments sold		51
Receivable for fund shares sold		570
Total assets		486,738
Liabilities
Payable for investments purchased	$621
Total Liabilities		621
Net Assets		$486,117
Net Assets consist of:
Paid in capital		$504,199
Total accumulated earnings (loss)		(18,082)
Net Assets		$486,117
Net Asset Value , offering price and redemption price per share ($486,117 ÷ 54,025 shares)		$9.00

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,610
Expenses
Management fee	$215
Independent trustees' fees and expenses	1
Total expenses before reductions	216
Expense reductions	(215)
Total expenses after reductions		1
Net Investment income (loss)		6,609
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,888)
Total net realized gain (loss)		(2,888)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	47,523
Total change in net unrealized appreciation (depreciation)		47,523
Net gain (loss)		44,635
Net increase (decrease) in net assets resulting from operations		$51,244
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,609	$1,350
Net realized gain (loss)	(2,888)	(6,503)
Change in net unrealized appreciation (depreciation)	47,523	(57,047)
Net increase (decrease) in net assets resulting from operations	51,244	(62,200)
Distributions to shareholders	(7,126)	-
Share transactions
Proceeds from sales of shares	148,351	445,709
Reinvestment of distributions	7,126	-
Cost of shares redeemed	(53,425)	(43,562)
Net increase (decrease) in net assets resulting from share transactions	102,052	402,147
Total increase (decrease) in net assets	146,170	339,947

Net Assets
Beginning of period	339,947	-
End of period	$486,117	$339,947

Other Information
Shares
Sold	17,066	47,105
Issued in reinvestment of distributions	835	-
Redeemed	(6,006)	(4,975)
Net increase (decrease)	11,895	42,130

Financial Highlights
Growth Allocation Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.07	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.04
Net realized and unrealized gain (loss)	.95	(1.97)
Total from investment operations	1.08	(1.93)
Distributions from net investment income	(.15)	-
Total distributions	(.15)	-
Net asset value, end of period	$9.00	$8.07
Total Return D,E	13.42%	(19.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H	.10% H
Expenses net of fee waivers, if any	-% H	-% H
Expenses net of all reductions	-% H	-% H
Net investment income (loss)	3.07% H	.73% H
Supplemental Data
Net assets, end of period (000 omitted)	$486	$340
Portfolio turnover rate I	26% H	34% H

A For the period February 9, 2022 (commencement of operations) through September 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Aggressive Growth Allocation Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Market Index Fund	60.1
Fidelity Total International Index Fund	24.8
Fidelity U.S. Bond Index Fund	15.1
100.0

Asset Allocation (% of Fund's net assets)

Aggressive Growth Allocation Fund
Schedule of Investments March 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 60.1%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $326,783)	2,831	321,777

International Equity Funds - 24.8%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $131,577)	10,630	132,880

Bond Funds - 15.1%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $83,592)	7,726	80,506

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $541,952)	535,163
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	535,162

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Total International Index Fund	88,592	46,115	21,476	2,808	(2,257)	21,906	132,880
Fidelity Total Market Index Fund	210,960	111,442	33,114	3,759	(1,138)	33,627	321,777
Fidelity U.S. Bond Index Fund	53,774	32,169	7,785	953	(369)	2,717	80,506
	353,326	189,726	62,375	7,520	(3,764)	58,250	535,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	321,777	321,777	-	-

International Equity Funds	132,880	132,880	-	-

Bond Funds	80,506	80,506	-	-
Total Investments in Securities:	535,163	535,163	-	-

Aggressive Growth Allocation Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $541,952)	$535,163

Total Investment in Securities (cost $541,952)		$535,163
Receivable for fund shares sold		1,638
Total assets		536,801
Liabilities
Payable for investments purchased	$1,639
Total Liabilities		1,639
Net Assets		$535,162
Net Assets consist of:
Paid in capital		$547,983
Total accumulated earnings (loss)		(12,821)
Net Assets		$535,162
Net Asset Value , offering price and redemption price per share ($535,162 ÷ 60,045 shares)		$8.91

Statement of Operations
		Six months ended March 31, 2023 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,520
Expenses
Management fee	$233
Independent trustees' fees and expenses	1
Total expenses before reductions	234
Expense reductions	(233)
Total expenses after reductions		1
Net Investment income (loss)		7,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,764)
Total net realized gain (loss)		(3,764)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	58,250
Total change in net unrealized appreciation (depreciation)		58,250
Net gain (loss)		54,486
Net increase (decrease) in net assets resulting from operations		$62,005
Statement of Changes in Net Assets

	Six months ended March 31, 2023 (Unaudited)	For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,519	$880
Net realized gain (loss)	(3,764)	(2,613)
Change in net unrealized appreciation (depreciation)	58,250	(65,039)
Net increase (decrease) in net assets resulting from operations	62,005	(66,772)
Distributions to shareholders	(8,054)	-
Share transactions
Proceeds from sales of shares	192,830	437,529
Reinvestment of distributions	8,054	-
Cost of shares redeemed	(72,998)	(17,432)
Net increase (decrease) in net assets resulting from share transactions	127,886	420,097
Total increase (decrease) in net assets	181,837	353,325

Net Assets
Beginning of period	353,325	-
End of period	$535,162	$353,325

Other Information
Shares
Sold	22,523	46,920
Issued in reinvestment of distributions	959	-
Redeemed	(8,345)	(2,012)
Net increase (decrease)	15,137	44,908

Financial Highlights
Aggressive Growth Allocation Fund

	Six months ended (Unaudited) March 31, 2023	Years ended September 30, 2022 A
Selected Per-Share Data
Net asset value, beginning of period	$7.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.03
Net realized and unrealized gain (loss)	1.05	(2.16)
Total from investment operations	1.19	(2.13)
Distributions from net investment income	(.15)	-
Distributions from net realized gain	- D	-
Total distributions	(.15)	-
Net asset value, end of period	$8.91	$7.87
Total Return E,F	15.29%	(21.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.10% I	.10% I
Expenses net of fee waivers, if any	-% I	-% I
Expenses net of all reductions	-% I	-% I
Net investment income (loss)	3.22% I	.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$535	$353
Portfolio turnover rate J	27% I	14% I

A For the period February 9, 2022 (commencement of operations) through September 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended March 31, 2023

1. Organization.
Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund (the Funds) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Moderate with Income Allocation Fund	$226,748	$1,524	$ (11,783)	$ (10,259)
Balanced Allocation Fund	372,878	4,204	(20,191)	(15,987)
Growth Allocation Fund	503,368	9,156	(26,407)	(17,251)
Aggressive Growth Allocation Fund	548,446	11,805	(25,088)	(13,283)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Moderate with Income Allocation Fund	$(8)	$-	$(8)
Growth Allocation Fund	(1,655)	-	(1,655)

Due to large subscriptions in a prior period, Balanced Allocation Fund and Aggressive Growth Allocation Fund are subject to annual limits on their use of some of their unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Funds from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Moderate with Income Allocation Fund	54,717	7,600
Balanced Allocation Fund	117,707	38,893
Growth Allocation Fund	156,076	54,541
Aggressive Growth Allocation Fund	189,726	62,375
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2026. For the period, management fees were reduced by the following amounts:

Management Fee Waiver
Moderate with Income Allocation Fund	$92
Balanced Allocation Fund	$154
Growth Allocation Fund	$215
Aggressive Growth Allocation Fund	$233
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Moderate with Income Allocation Fund	33%
Balanced Allocation Fund	10%
Growth Allocation Fund	15%
Aggressive Growth Allocation Fund	15%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Moderate with Income Allocation Fund	-%- D
Actual		$ 1,000	$ 1,081.70	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Balanced Allocation Fund	-%- D
Actual		$ 1,000	$ 1,107.80	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Growth Allocation Fund	-%- D
Actual		$ 1,000	$ 1,134.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Aggressive Growth Allocation Fund	-%- D
Actual		$ 1,000	$ 1,152.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904653.101
HSA-SANN-0523

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2023